UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00066

American Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Michael W. Stockton

American Balanced Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Balanced Fund® Semi-annual report for the six months ended June 30, 2016

American Balanced Fund seeks conservation of capital, current income and long-term growth of capital and income.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2016:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	0.17%	8.47%	6.47%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.58% for Class A shares as of the prospectus dated March 1, 2016.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of July 31, 2016, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.44%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.45%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

We actively seek a balance of growth and stability.

Fellow investors:

The first half of 2016 was a roller coaster ride for investors — beginning with sobering market lows and ending on another notable drop following the U.K.’s referendum decision to leave the European Union, with plenty of speed bumps in-between.

But many who stayed the course with their investment plan were ultimately rewarded, particularly after the mid-year mark when the market recovered and Standard & Poor’s 500 Composite Index and the Dow Jones Industrial Average each reached all-time highs in early July.

Results at a glance

For periods ended June 30, 2016, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 7/26/75)[1]

American Balanced Fund (Class A shares)	4.91%	6.29%	9.77%	7.10%	10.69%
60%/40% S&P 500 Index/Barclays U.S. Aggregate Index[2,3]	4.52	5.04	8.90	6.81	10.15
Lipper Balanced Funds Index[4]	3.31	1.49	6.70	5.54	9.76

The market indexes shown in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Date Capital Research and Management Company began managing the fund.
[2]	Blends the S&P 500 Composite Index with the Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[3]	The Barclays U.S. Aggregate Index did not exist until December 31, 1975. For the period between July 31, 1975, and December 31, 1975, Barclays Government/Credit Bond Index results were used. The Barclays indexes are based on July 31, 1975, index value.
[4]	Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

American Balanced Fund	1

At the end of a turbulent six-month period ended June 30, American Balanced Fund reported a gain of 4.91% — outpacing its benchmarks, the 60%/40% S&P 500 Index/Barclays U.S. Aggregate Index (4.52%) and the Lipper Balanced Funds Index (3.31%).

As you know, the American Balanced Fund seeks capital preservation, current income and long-term growth of capital and income. Our goal, in pursuing those objectives, is to increase our investors’ wealth in a prudent manner that won’t keep them up at night, worrying about volatility.

We were put to the test straight out of the gate in January. Just four trading days into the year the Dow was down 911 points, or more than 5% — one of the worst starts on record — triggered by bottoming oil prices and global economic unrest. American Balanced Fund weathered this unsettling period relatively well, keeping pace with the 60%/40% S&P 500 Index/Barclays U.S. Aggregate Index (–2.48% versus –2.43%, respectively, for the one-month period ending January 31). For perspective, the S&P 500, which serves as the benchmark indicator on the overall condition of the U.S. stock market and the fund’s primary benchmark, returned –4.96%.

There were a number of factors at play affecting our results during that period and also influencing our later up-tick in June.

The first was asset allocation. Since 2013, when the fund had a 74% allocation to equities in order to help our investors take advantage of strong market growth, we have gradually shifted assets into fixed income for a much more conservative portfolio. Our allocation on January 1, was 61% equities, 33% fixed income and 6% cash. This proved to be a wise decision. Elevated by a strong bond market, our fixed income portfolio did exactly what it’s supposed to do: add stability and generate income when equities are down.

By June 30, we had adjusted the allocation further to 58% equities, 34% fixed income and 8% cash.

But beyond asset allocation, securities selection played a major role over the period. On the fixed income side, it was also investing in the right kinds of bonds that helped buoy the fund. We don’t have much exposure to high-yield corporate bonds or mortgage-backed securities, but the ones the fund owns are high-quality. Of course, American Balanced Fund had good exposure to U.S. Treasuries — currently one of the highest yielding sovereign bonds in the developed world, attracting investors from around the globe. And during the second quarter, we acted on our conviction for TIPS (Treasury Inflation Protected Securities), which we feel have been attractively priced in light of stabilized oil prices and the prospects for inflation picking up.

2	American Balanced Fund

We’ve found opportunity on the equity side as well. For example, we increased our energy holdings a bit from the same six-month period last year (5.31% of the equity portfolio, up from 4.22%). Energy, the weakest S&P 500 sector in 2015, recovered this year and proved a strong contributor to results. The fund also had major holdings in consumer staples, which did even better than energy on both an absolute and relative basis. While our investments in utilities and telecommunications produced positive returns, the fund was underweight in those sectors compared to the index, dampening relative results.

Our investment in Phillip Morris International was a bright spot as shares rose on news of rising shipment volumes and solid underlying sales growth. Likewise, Comcast traded at healthy levels with its shares reaching all-time highs shortly after mid-year, starting on July 8. Surprisingly, Microsoft, a top contributor to our fund over the past two years, was a drag on results during this six-month period. However, we still see promise in Microsoft’s cloud and Office 365 offerings and remain enthusiastic about the company’s fundamentals long term. Our investment in Wells Fargo also hindered results as low interest rates held the stock near a 52-week low. Yet here, too, we believe valuations and the stock’s future prospects remain attractive.

The first six months of 2016 should serve as a reminder of the importance of a diversified portfolio to help keep investors on track with their financial goals. American Balanced Fund can play a meaningful role to that end, whether it represents your entire portfolio or a portion of it. We assure you that we will continue to follow our prudent, research-driven approach to investing that has characterized American Balanced Fund for over four decades.

We welcome our many new shareholders and look forward to reporting to you again in six months’ time.

Sincerely,

Gregory D. Johnson
Vice Chairman of the Board
and President

August 10, 2016

For current information about the fund, visit americanfunds.com.

American Balanced Fund	3

Summary investment portfolio June 30, 2016	unaudited

Investment mix by security type	Percent of net assets

Common stocks 58.18%	Shares	Value (000)
Consumer discretionary 8.88%
Comcast Corp., Class A	30,054,000	$1,959,220
Amazon.com, Inc.[1]	2,562,000	1,833,418
Home Depot, Inc.	13,468,349	1,719,774
Twenty-First Century Fox, Inc., Class A	23,802,306	643,852
McDonald’s Corp.	4,732,000	569,449
Other securities		1,635,518
		8,361,231

Information technology 8.75%
Microsoft Corp.	51,320,000	2,626,044
Intel Corp.	24,781,100	812,820
Broadcom Ltd.	4,809,500	747,396
Intuit Inc.	6,440,000	718,768
ASML Holding NV (New York registered)	5,117,458	507,703
ASML Holding NV2	1,905,000	188,829
Texas Instruments Inc.	8,332,000	522,000
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	19,593,800	513,945
Other securities		1,605,169
		8,242,674

Financials 8.44%
Berkshire Hathaway Inc., Class A1	8,110	1,759,667
Berkshire Hathaway Inc., Class B1	800,000	115,832
JPMorgan Chase & Co.	19,241,000	1,195,636
Wells Fargo & Co.	22,882,000	1,083,005
Chubb Ltd.	5,975,000	780,992
Citigroup Inc.	10,700,000	453,573
Other securities		2,559,320
		7,948,025

Consumer staples 7.54%
Philip Morris International Inc.	20,151,700	2,049,831
Coca-Cola Co.	35,117,620	1,591,882
Kraft Heinz Co.	11,451,850	1,013,260

4	American Balanced Fund

	Shares	Value (000)
Procter & Gamble Co.	10,065,000	$852,203
Other securities		1,598,012
		7,105,188

Health care 6.56%
UnitedHealth Group Inc.	9,869,500	1,393,573
Merck & Co., Inc.	21,097,000	1,215,398
Johnson & Johnson	6,018,323	730,023
Express Scripts Holding Co.[1]	9,396,400	712,247
Medtronic PLC	7,751,000	672,554
Other securities		1,459,471
		6,183,266

Energy 5.31%
Royal Dutch Shell PLC, Class B (ADR)	14,790,700	828,279
Royal Dutch Shell PLC, Class B2	4,000,000	109,997
Chevron Corp.	7,444,755	780,434
Schlumberger Ltd.	9,550,000	755,214
ConocoPhillips	13,846,149	603,692
Enbridge Inc.	12,195,000	516,580
Other securities		1,409,410
		5,003,606

Industrials 4.73%
Lockheed Martin Corp.	4,748,037	1,178,320
Boeing Co.	8,852,000	1,149,609
General Electric Co.	21,500,000	676,820
Other securities		1,453,163
		4,457,912

Materials 2.79%
E.I. du Pont de Nemours and Co.	19,901,388	1,289,610
Praxair, Inc.	6,224,400	699,560
Other securities		638,500
		2,627,670

Other 0.64%
Other securities		599,273

Miscellaneous 4.54%
Other common stocks in initial period of acquisition		4,272,847

Total common stocks (cost: $36,560,223,000)		54,801,692

Preferred securities 0.00%
Financials 0.00%
Other securities		4,843

Total preferred securities (cost: $5,208,000)		4,843

American Balanced Fund	5

Bonds, notes & other debt instruments 34.13%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 13.33%
U.S. Treasury 11.13%
U.S. Treasury 0.625% 2018	$885,000	$885,796
U.S. Treasury 1.25% 2020	617,000	626,249
U.S. Treasury 1.375% 2020	1,212,875	1,235,046
U.S. Treasury 1.625% 2020	433,350	446,129
U.S. Treasury 1.125% 2021	469,875	473,272
U.S. Treasury 1.375% 2021	599,929	610,452
U.S. Treasury 1.75% 2022	469,265	484,296
U.S. Treasury 3.00% 2045	455,209	524,191
U.S. Treasury 2.50% 2046	470,810	490,994
U.S. Treasury 0.50%–5.38% 2016–2046	4,546,566	4,712,683
		10,489,108

U.S. Treasury inflation-protected securities 2.20%
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	439,375	460,729
U.S. Treasury Inflation-Protected Securities 0.38%–2.50% 2016–2046[3]	1,505,280	1,608,121
		2,068,850

Total U.S. Treasury bonds & notes		12,557,958

Corporate bonds & notes 11.28%
Financials 3.14%
Berkshire Hathaway Inc. 2.00%–2.90% 2018–2023	42,835	44,348
JPMorgan Chase & Co. 1.35%–3.88% 2017–2024	176,740	180,465
JPMorgan Chase & Co., junior subordinated 5.30%–6.75% 2049	60,000	62,519
Wells Fargo & Co. 1.25%–4.90% 2016–2046	148,967	156,687
Other securities		2,509,570
		2,953,589

Consumer discretionary 1.67%
Amazon.com, Inc. 3.80%–4.95% 2024–2044	93,475	108,387
Comcast Corp. 3.15%–6.45% 2017–2045	95,670	108,519
Home Depot, Inc. 2.00%–5.95% 2021–2046	60,300	68,496
Other securities		1,283,649
		1,569,051

Health care 1.64%
UnitedHealth Group Inc. 1.40%–6.00% 2017–2022	106,770	112,151
Other securities		1,434,816
		1,546,967

Energy 1.52%
BG Energy Capital PLC 2.875% 2016[4]	8,325	8,355
Chevron Corp. 2.10%–3.33% 2021–2026	74,400	76,743
Shell International Finance BV 1.88%–4.00% 2020–2046	128,805	131,177
Other securities		1,220,244
		1,436,519

Consumer staples 0.98%
Coca-Cola Co. 1.80% 2016	17,500	17,532
Kraft Foods Inc. 2.25%–3.50% 2017–2022	28,010	29,570
Kraft Heinz Co. 4.375% 2046[4]	26,760	28,439
Philip Morris International Inc. 1.88%–4.25% 2021–2044	106,985	113,902
Other securities		736,433
		925,876

6	American Balanced Fund

	Principal amount	Value
	(000)	(000)
Information technology 0.40%
Microsoft Corp. 3.13%–4.20% 2025–2035	$28,000	$30,980
Other securities		349,944
		380,924

Industrials 0.34%
Lockheed Martin Corp. 3.10%–4.70% 2023–2046	64,250	71,077
Other securities		250,821
		321,898

Other corporate bonds & notes 1.59%
Other securities		1,492,366

Total corporate bonds & notes		10,627,190

Mortgage-backed obligations 6.98%
Fannie Mae 2.50% 2031[5,6]	530,225	547,789
Fannie Mae 0%–11.00% 2017–2047[5,6,7]	2,199,533	2,352,221
Freddie Mac 0%–6.62% 2021–2046[5,6,7]	1,622,331	1,733,317
Other securities		1,941,142
		6,574,469

Asset-backed obligations 1.31%
Other securities		1,231,370

Federal agency bonds & notes 0.70%
Fannie Mae 0.38%–6.25% 2016–2029	258,755	265,447
Federal Home Loan Bank 0.50%–5.50% 2016–2036	156,135	159,655
Freddie Mac 0.75%–2.38% 2018–2022	102,732	104,572
Other securities		127,129
		656,803

Other bonds & notes 0.39%
Other securities		370,694

Miscellaneous 0.14%
Other bonds & notes in initial period of acquisition		125,994

Total bonds, notes & other debt instruments (cost: $30,971,286,000)		32,144,478

Short-term securities 8.31%
Chariot Funding, LLC 1.00% due 10/18/2016–1/17/2017[4]	50,000	49,809
Chevron Corp. 0.53%–0.82% due 8/26/2016–1/18/2017[4]	126,200	125,967
Coca-Cola Co. 0.57%–0.68% due 8/9/2016–12/6/2016[4]	175,000	174,699
Fannie Mae 0.38% due 9/2/2016	100,000	99,947
Federal Home Loan Bank 0.28%–0.60% due 7/5/2016–2/6/2017	4,105,750	4,102,244
Freddie Mac 0.40%–0.46% due 7/13/2016–12/5/2016	655,400	654,850
Microsoft Corp. 0.41%–0.44% due 7/6/2016–9/14/2016[4]	292,600	292,459
U.S. Treasury Bills 0.36%–0.47% due 8/25/2016–12/8/2016	382,300	381,997

American Balanced Fund 7

Short-term securities (continued)	Principal amount (000)	Value (000)
Wells Fargo Bank, N.A. 0.86%–0.90% due 11/4/2016–12/5/2016	$200,000	$200,066
Other securities		1,747,879

Total short-term securities (cost: $7,828,770,000)		7,829,917
Total investment securities 100.62% (cost: $75,365,487,000)		94,780,930
Other assets less liabilities (0.62)%		(582,431)

Net assets 100.00%		$94,198,499

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,096,691,000, which represented 1.16% of the net assets of the fund. This amount includes $953,034,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $4,671,543,000, which represented 4.96% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Coupon rate may change periodically.

Key to abbreviations

ADR = American Depositary Receipts

TBA = To be announced

See Notes to Financial Statements

8	American Balanced Fund

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2016	(dollars in thousands)

Assets:
Investment securities, at value (cost: $75,365,487)		$94,780,930
Cash		93,474
Cash denominated in currencies other than U.S. dollars (cost: $1,026)		1,026
Receivables for:
Sales of investments	$1,085,184
Sales of fund’s shares	222,433
Dividends and interest	269,508	1,577,125
		96,452,555
Liabilities:
Payables for:
Purchases of investments	2,105,630
Repurchases of fund’s shares	98,956
Investment advisory services	17,310
Services provided by related parties	23,336
Trustees’ deferred compensation	3,647
Other	5,177	2,254,056
Net assets at June 30, 2016		$94,198,499

Net assets consist of:
Capital paid in on shares of beneficial interest		$72,936,224
Undistributed net investment income		207,087
Undistributed net realized gain		1,640,009
Net unrealized appreciation		19,415,179
Net assets at June 30, 2016		$94,198,499

See Notes to Financial Statements

American Balanced Fund	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (3,825,680 total shares outstanding)

		Shares		Net asset value
	Net assets	outstanding		per share
Class A	$53,317,974	2,163,605		$24.64
Class B	156,739	6,362		24.64
Class C	7,183,235	293,129		24.51
Class F-1	3,791,558	153,970		24.63
Class F-2	3,783,241	153,603		24.63
Class 529-A	3,042,332	123,640		24.61
Class 529-B	23,983	971		24.69
Class 529-C	965,927	39,281		24.59
Class 529-E	150,759	6,130		24.59
Class 529-F-1	126,085	5,128		24.59
Class R-1	155,266	6,341		24.49
Class R-2	1,252,179	51,102		24.50
Class R-2E	7,447	303		24.58
Class R-3	3,276,236	133,559		24.53
Class R-4	4,684,398	190,381		24.61
Class R-5E	10	—	*	24.62
Class R-5	2,855,807	115,788		24.66
Class R-6	9,425,323	382,387		24.65

*Amount less than one thousand.

See Notes to Financial Statements

10	American Balanced Fund

Statement of operations	unaudited
for the six months ended June 30, 2016	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $9,096)	$634,325
Interest	373,451	$1,007,776
Fees and expenses*:
Investment advisory services	99,576
Distribution services	124,853
Transfer agent services	40,239
Administrative services	11,684
Reports to shareholders	1,762
Registration statement and prospectus	2,437
Trustees’ compensation	225
Auditing and legal	35
Custodian	204
Other	1,944	282,959
Net investment income		724,817

Net realized gain and unrealized appreciation:
Net realized gain on:
Investments (net of non-U.S. taxes of $10)	1,742,007
Currency transactions	409	1,742,416
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $238)	1,864,911
Currency translations	773	1,865,684
Net realized gain and unrealized appreciation		3,608,100

Net increase in net assets resulting from operations		$4,332,917

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

American Balanced Fund	11

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	June 30, 2016*	December 31, 2015

Operations:
Net investment income	$724,817	$1,335,042
Net realized gain	1,742,416	3,724,444
Net unrealized appreciation (depreciation)	1,865,684	(3,734,153)
Net increase in net assets resulting from operations	4,332,917	1,325,333

Dividends and distributions paid to shareholders:
Dividends from net investment income	(713,167)	(1,276,612)
Distributions from net realized gain on investments	(575,057)	(3,176,474)
Total dividends and distributions paid to shareholders	(1,288,224)	(4,453,086)

Net capital share transactions	6,586,772	8,031,108

Total increase in net assets	9,631,465	4,903,355

Net assets:
Beginning of period	84,567,034	79,663,679
End of period (including undistributed net investment income: $207,087 and $195,437, respectively)	$94,198,499	$84,567,034

*Unaudited.

See Notes to Financial Statements

12	American Balanced Fund

Notes to financial statements	unaudited

1. Organization

American Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of capital and income.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

American Balanced Fund	13

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash includes amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

14	American Balanced Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

American Balanced Fund	15

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information

16	American Balanced Fund

and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2016 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$8,361,231	$—	$—	$8,361,231
Information technology	8,053,845	188,829	—	8,242,674
Financials	7,796,061	151,964	—	7,948,025
Consumer staples	7,092,825	12,363	—	7,105,188
Health care	6,183,266	—	—	6,183,266
Energy	4,621,232	382,374	—	5,003,606
Industrials	4,457,912	—	—	4,457,912
Materials	2,627,670	—	—	2,627,670
Other	588,979	10,294	—	599,273
Miscellaneous	4,017,351	255,496	—	4,272,847
Preferred securities	—	4,843	—	4,843
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	12,557,958	—	12,557,958
Corporate bonds & notes	—	10,627,190	—	10,627,190
Mortgage-backed obligations	—	6,574,469	—	6,574,469
Asset-backed obligations	—	1,217,120	14,250	1,231,370
Federal agency bonds & notes	—	656,803	—	656,803
Other	—	370,694	—	370,694
Miscellaneous	—	125,994	—	125,994
Short-term securities	—	7,829,917	—	7,829,917
Total	$53,800,372	$40,966,308	$14,250	$94,780,930

American Balanced Fund	17

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

18	American Balanced Fund

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

American Balanced Fund	19

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Collateral — The fund participates in a collateral program due to its use of future delivery contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2016, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, by state tax authorities for tax years before 2011 and by tax authorities outside the U.S. for tax years before 2015.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when

20	American Balanced Fund

the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and paydowns on fixed-income securities. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2015, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$198,549
Undistributed long-term capital gains	574,040

As of June 30, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$20,275,993
Gross unrealized depreciation on investment securities	(943,534)
Net unrealized appreciation on investment securities	19,332,459
Cost of investment securities	75,448,471

American Balanced Fund	21

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended June 30, 2016						Year ended December 31, 2015
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$422,901		$326,764		$749,665		$780,804		$1,850,230		$2,631,034
Class B	697		970		1,667		2,887		11,278		14,165
Class C	30,166		43,924		74,090		49,142		230,739		279,881
Class F-1	28,652		23,279		51,931		49,755		125,871		175,626
Class F-2	30,568		22,605		53,173		40,892		94,983		135,875
Class 529-A	22,963		18,725		41,688		43,528		108,092		151,620
Class 529-B	88		148		236		334		1,564		1,898
Class 529-C	3,789		5,949		9,738		6,846		34,327		41,173
Class 529-E	967		927		1,894		1,830		5,378		7,208
Class 529-F-1	1,086		775		1,861		2,010		4,397		6,407
Class R-1	685		977		1,662		1,296		5,762		7,058
Class R-2	5,568		7,772		13,340		11,109		46,871		57,980
Class R-2E	36		44		80		10		81		91
Class R-3	20,997		20,270		41,267		41,432		121,458		162,890
Class R-4	36,399		28,836		65,235		71,022		169,504		240,526
Class R-5E*	—	†	—	†	—	†	—	†	—	†	—	†
Class R-5	25,745		17,405		43,150		48,877		98,335		147,212
Class R-6	81,860		55,687		137,547		124,838		267,604		392,442
Total	$713,167		$575,057		$1,288,224		$1,276,612		$3,176,474		$4,453,086

*	Class R-5E shares were offered beginning November 20, 2015.
†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.207% on such assets in excess of $89 billion. For the six months ended June 30, 2016, the investment advisory services fee was $99,576,000, which was equivalent to an annualized rate of 0.229% of average daily net assets.

22	American Balanced Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2016, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide

American Balanced Fund	23

services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. Effective July 1, 2016, the quarterly fee will be amended to annual rates of 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds, 0.05% on net assets between $20 billion and $100 billion, and 0.03% on net assets over $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended June 30, 2016, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$60,264	$25,074		$2,500		Not applicable
Class B	1,033	121		Not applicable		Not applicable
Class C	32,323	3,142		1,620		Not applicable
Class F-1	4,340	2,250		875		Not applicable
Class F-2	Not applicable	1,518		769		Not applicable
Class 529-A	3,284	1,115		719		$1,273
Class 529-B	146	16		7		13
Class 529-C	4,507	371		227		403
Class 529-E	352	35		36		63
Class 529-F-1	—	46		30		52
Class R-1	747	63		38		Not applicable
Class R-2	4,464	1,830		300		Not applicable
Class R-2E	17	5		1		Not applicable
Class R-3	7,820	2,047		784		Not applicable
Class R-4	5,556	2,036		1,116		Not applicable
Class R-5E	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	546		662		Not applicable
Class R-6	Not applicable	24		2,000		Not applicable
Total class-specific expenses	$124,853	$40,239		$11,684		$1,804

*Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund

24	American Balanced Fund

and vary according to the total returns of the selected funds. Trustees’ compensation of $225,000 in the fund’s statement of operations reflects $167,000 in current fees (either paid in cash or deferred) and a net increase of $58,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2016

Class A	$4,518,631	189,312	$737,588	30,466	$(2,890,000)	(121,148)	$2,366,219	98,630
Class B	2,576	109	1,653	68	(131,748)	(5,550)	(127,519)	(5,373)
Class C	1,358,623	57,147	72,903	3,023	(650,197)	(27,463)	781,329	32,707
Class F-1	572,822	24,057	50,603	2,092	(323,646)	(13,561)	299,779	12,588
Class F-2	1,290,429	53,880	50,954	2,105	(309,194)	(12,971)	1,032,189	43,014
Class 529-A	212,154	8,911	41,679	1,724	(171,659)	(7,219)	82,174	3,416
Class 529-B	778	33	235	9	(16,586)	(698)	(15,573)	(656)
Class 529-C	82,007	3,442	9,736	402	(62,069)	(2,615)	29,674	1,229
Class 529-E	10,092	423	1,893	78	(7,866)	(331)	4,119	170
Class 529-F-1	12,775	541	1,861	77	(9,205)	(392)	5,431	226
Class R-1	18,791	793	1,654	68	(21,273)	(894)	(828)	(33)
Class R-2	161,600	6,819	13,324	553	(183,080)	(7,733)	(8,156)	(361)
Class R-2E	5,443	230	80	3	(906)	(38)	4,617	195
Class R-3	399,237	16,807	41,221	1,710	(440,099)	(18,564)	359	(47)
Class R-4	571,575	24,157	65,231	2,699	(538,165)	(22,694)	98,641	4,162
Class R-5E	—	—	—	—	—	—	—	—
Class R-5	397,371	16,646	43,146	1,783	(248,337)	(10,442)	192,180	7,987
Class R-6	2,215,058	92,305	137,538	5,682	(510,459)	(21,400)	1,842,137	76,587
Total net increase (decrease)	$11,829,962	495,612	$1,271,299	52,542	$(6,514,489)	(273,713)	$6,586,772	274,441

American Balanced Fund	25

	Sales[1]			Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2015

Class A	$7,043,352	285,127		$2,591,527	108,336	$(5,519,559)	(223,746)	$4,115,320	169,717
Class B	6,906	280		14,048	587	(273,144)	(11,047)	(252,190)	(10,180)
Class C	1,825,914	74,298		275,693	11,615	(1,272,632)	(51,788)	828,975	34,125
Class F-1	992,383	40,137		171,126	7,161	(511,293)	(20,753)	652,216	26,545
Class F-2	1,189,017	48,224		130,153	5,448	(458,772)	(18,638)	860,398	35,034
Class 529-A	359,270	14,560		151,586	6,345	(374,996)	(15,207)	135,860	5,698
Class 529-B	2,004	81		1,898	79	(36,444)	(1,472)	(32,542)	(1,312)
Class 529-C	135,252	5,487		41,160	1,728	(142,426)	(5,785)	33,986	1,430
Class 529-E	17,938	727		7,205	302	(22,337)	(908)	2,806	121
Class 529-F-1	23,632	957		6,406	268	(20,026)	(812)	10,012	413
Class R-1	37,207	1,513		7,024	296	(45,485)	(1,852)	(1,254)	(43)
Class R-2	284,265	11,573		57,906	2,438	(384,208)	(15,663)	(42,037)	(1,652)
Class R-2E	2,576	104		91	4	(4)	— [2]	2,663	108
Class R-3	744,649	30,283		162,704	6,834	(934,158)	(38,030)	(26,805)	(913)
Class R-4	977,391	39,555		240,507	10,065	(1,002,730)	(40,800)	215,168	8,820
Class R-5E3	10	—	[2]	—	—	—	—	10	— [2]
Class R-5	512,901	20,723		147,202	6,142	(607,400)	(24,674)	52,703	2,191
Class R-6	2,504,254	101,426		392,442	16,404	(1,420,877)	(57,415)	1,475,819	60,415
Total net increase (decrease)	$16,658,921	675,055		$4,398,678	184,052	$(13,026,491)	(528,590)	$8,031,108	330,517

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-5E shares were offered beginning November 20, 2015.

26	American Balanced Fund

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $30,451,322,000 and $28,826,422,000, respectively, during the six months ended June 30, 2016.

American Balanced Fund	27

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations
Class A:
Six months ended 6/30/2016[3,4]	$23.83	$.20	$.96		$1.16
Year ended 12/31/2015	24.75	.42	—	[7]	.42
Year ended 12/31/2014	24.42	.41	1.75		2.16
Year ended 12/31/2013	20.40	.36	4.04		4.40
Year ended 12/31/2012	18.21	.38	2.19		2.57
Year ended 12/31/2011	17.93	.36	.32		.68
Class B:
Six months ended 6/30/2016[3,4]	23.81	.11	.96		1.07
Year ended 12/31/2015	24.71	.23	—	[7]	.23
Year ended 12/31/2014	24.37	.22	1.74		1.96
Year ended 12/31/2013	20.35	.19	4.03		4.22
Year ended 12/31/2012	18.16	.23	2.19		2.42
Year ended 12/31/2011	17.87	.22	.33		.55
Class C:
Six months ended 6/30/2016[3,4]	23.71	.11	.95		1.06
Year ended 12/31/2015	24.63	.22	.01		.23
Year ended 12/31/2014	24.30	.21	1.75		1.96
Year ended 12/31/2013	20.31	.19	4.00		4.19
Year ended 12/31/2012	18.13	.22	2.18		2.40
Year ended 12/31/2011	17.85	.21	.32		.53
Class F-1:
Six months ended 6/30/2016[3,4]	23.82	.20	.95		1.15
Year ended 12/31/2015	24.74	.40	.01		.41
Year ended 12/31/2014	24.41	.39	1.75		2.14
Year ended 12/31/2013	20.39	.36	4.03		4.39
Year ended 12/31/2012	18.21	.38	2.18		2.56
Year ended 12/31/2011	17.92	.36	.33		.69
Class F-2:
Six months ended 6/30/2016[3,4]	23.82	.23	.95		1.18
Year ended 12/31/2015	24.74	.47	—	[7]	.47
Year ended 12/31/2014	24.41	.46	1.75		2.21
Year ended 12/31/2013	20.39	.41	4.04		4.45
Year ended 12/31/2012	18.21	.43	2.18		2.61
Year ended 12/31/2011	17.92	.40	.33		.73
Class 529-A:
Six months ended 6/30/2016[3,4]	23.80	.19	.96		1.15
Year ended 12/31/2015	24.72	.39	.01		.40
Year ended 12/31/2014	24.39	.38	1.75		2.13
Year ended 12/31/2013	20.38	.34	4.03		4.37
Year ended 12/31/2012	18.19	.36	2.19		2.55
Year ended 12/31/2011	17.91	.34	.33		.67

28	American Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets

$(.20)	$(.15)	$(.35)	$24.64	4.91%[5]		$53,318	.59%[6]		1.72%[6]
(.40)	(.94)	(1.34)	23.83	1.72		49,215	.58		1.69
(.39)	(1.44)	(1.83)	24.75	8.85		46,917	.59		1.62
(.38)	—	(.38)	24.42	21.73		42,735	.61		1.62
(.38)	—	(.38)	20.40	14.19		34,272	.63		1.94
(.40)	—	(.40)	18.21	3.82		30,716	.62		1.97

(.09)	(.15)	(.24)	24.64	4.53	[5]	157	1.35	[6]	.91	[6]
(.19)	(.94)	(1.13)	23.81	.96		279	1.33		.93
(.18)	(1.44)	(1.62)	24.71	8.05		541	1.34		.87
(.20)	—	(.20)	24.37	20.81		821	1.36		.86
(.23)	—	(.23)	20.35	13.35		1,123	1.38		1.17
(.26)	—	(.26)	18.16	3.08		1,745	1.38		1.21

(.11)	(.15)	(.26)	24.51	4.50	[5]	7,183	1.38	[6]	.94	[6]
(.21)	(.94)	(1.15)	23.71	.93		6,173	1.38		.90
(.19)	(1.44)	(1.63)	24.63	8.03		5,574	1.39		.83
(.20)	—	(.20)	24.30	20.72		5,247	1.41		.83
(.22)	—	(.22)	20.31	13.30		4,334	1.42		1.14
(.25)	—	(.25)	18.13	3.00		4,247	1.42		1.17

(.19)	(.15)	(.34)	24.63	4.88	[5]	3,792	.67	[6]	1.65	[6]
(.39)	(.94)	(1.33)	23.82	1.67		3,367	.65		1.63
(.37)	(1.44)	(1.81)	24.74	8.80		2,841	.65		1.57
(.37)	—	(.37)	24.41	21.70		2,471	.66		1.58
(.38)	—	(.38)	20.39	14.13		1,500	.64		1.94
(.40)	—	(.40)	18.21	3.87		1,014	.63		1.96

(.22)	(.15)	(.37)	24.63	5.02	[5]	3,783	.39	[6]	1.95	[6]
(.45)	(.94)	(1.39)	23.82	1.92		2,634	.39		1.89
(.44)	(1.44)	(1.88)	24.74	9.08		1,869	.39		1.83
(.43)	—	(.43)	24.41	21.99		768	.41		1.83
(.43)	—	(.43)	20.39	14.40		419	.40		2.18
(.44)	—	(.44)	18.21	4.12		277	.40		2.19

(.19)	(.15)	(.34)	24.61	4.87	[5]	3,042	.68	[6]	1.63	[6]
(.38)	(.94)	(1.32)	23.80	1.63		2,861	.68		1.60
(.36)	(1.44)	(1.80)	24.72	8.76		2,831	.68		1.53
(.36)	—	(.36)	24.39	21.60		2,599	.70		1.53
(.36)	—	(.36)	20.38	14.12		2,101	.71		1.86
(.39)	—	(.39)	18.19	3.75		1,751	.70		1.89

See page 34 for footnotes.

American Balanced Fund	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Six months ended 6/30/2016[3,4]	$23.87	$.10	$.95	$1.05
Year ended 12/31/2015	24.76	.20	.01	.21
Year ended 12/31/2014	24.41	.19	1.75	1.94
Year ended 12/31/2013	20.39	.17	4.02	4.19
Year ended 12/31/2012	18.19	.21	2.19	2.40
Year ended 12/31/2011	17.90	.20	.33	.53
Class 529-C:
Six months ended 6/30/2016[3,4]	23.79	.10	.95	1.05
Year ended 12/31/2015	24.70	.20	.02	.22
Year ended 12/31/2014	24.38	.19	1.74	1.93
Year ended 12/31/2013	20.37	.17	4.03	4.20
Year ended 12/31/2012	18.19	.21	2.18	2.39
Year ended 12/31/2011	17.90	.20	.33	.53
Class 529-E:
Six months ended 6/30/2016[3,4]	23.79	.16	.95	1.11
Year ended 12/31/2015	24.71	.33	.01	.34
Year ended 12/31/2014	24.38	.32	1.75	2.07
Year ended 12/31/2013	20.37	.29	4.02	4.31
Year ended 12/31/2012	18.18	.31	2.19	2.50
Year ended 12/31/2011	17.90	.30	.32	.62
Class 529-F-1:
Six months ended 6/30/2016[3,4]	23.78	.22	.96	1.18
Year ended 12/31/2015	24.71	.45	(.01)	.44
Year ended 12/31/2014	24.37	.44	1.76	2.20
Year ended 12/31/2013	20.36	.39	4.03	4.42
Year ended 12/31/2012	18.18	.41	2.18	2.59
Year ended 12/31/2011	17.90	.38	.33	.71
Class R-1:
Six months ended 6/30/2016[3,4]	23.68	.11	.96	1.07
Year ended 12/31/2015	24.61	.22	(.01)	.21
Year ended 12/31/2014	24.28	.21	1.75	1.96
Year ended 12/31/2013	20.29	.19	4.01	4.20
Year ended 12/31/2012	18.12	.23	2.17	2.40
Year ended 12/31/2011	17.83	.22	.33	.55
Class R-2:
Six months ended 6/30/2016[3,4]	23.70	.12	.94	1.06
Year ended 12/31/2015	24.62	.23	.01	.24
Year ended 12/31/2014	24.30	.21	1.74	1.95
Year ended 12/31/2013	20.30	.20	4.02	4.22
Year ended 12/31/2012	18.13	.23	2.18	2.41
Year ended 12/31/2011	17.85	.22	.32	.54

30	American Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets

$(.08)	$(.15)	$(.23)	$24.69	4.42%[5]		$24	1.47%[6]		.80%[6]
(.16)	(.94)	(1.10)	23.87	.86		39	1.46		.81
(.15)	(1.44)	(1.59)	24.76	7.94		73	1.46		.75
(.17)	—	(.17)	24.41	20.63		108	1.49		.74
(.20)	—	(.20)	20.39	13.24		134	1.50		1.05
(.24)	—	(.24)	18.19	2.95		180	1.49		1.09

(.10)	(.15)	(.25)	24.59	4.44	[5]	966	1.45	[6]	.86	[6]
(.19)	(.94)	(1.13)	23.79	.88		905	1.45		.83
(.17)	(1.44)	(1.61)	24.70	7.90		905	1.46		.76
(.19)	—	(.19)	24.38	20.68		841	1.48		.76
(.21)	—	(.21)	20.37	13.19		694	1.49		1.08
(.24)	—	(.24)	18.19	3.00		607	1.48		1.11

(.16)	(.15)	(.31)	24.59	4.71	[5]	151	.92	[6]	1.39	[6]
(.32)	(.94)	(1.26)	23.79	1.38		142	.92		1.36
(.30)	(1.44)	(1.74)	24.71	8.50		144	.93		1.28
(.30)	—	(.30)	24.38	21.31		134	.95		1.29
(.31)	—	(.31)	20.37	13.84		112	.97		1.60
(.34)	—	(.34)	18.18	3.47		98	.97		1.62

(.22)	(.15)	(.37)	24.59	4.99	[5]	126	.46	[6]	1.86	[6]
(.43)	(.94)	(1.37)	23.78	1.82		117	.46		1.82
(.42)	(1.44)	(1.86)	24.71	9.05		111	.46		1.76
(.41)	—	(.41)	24.37	21.88		101	.48		1.76
(.41)	—	(.41)	20.36	14.32		82	.49		2.09
(.43)	—	(.43)	18.18	3.98		61	.48		2.11

(.11)	(.15)	(.26)	24.49	4.54	[5]	155	1.37	[6]	.95	[6]
(.20)	(.94)	(1.14)	23.68	.88		151	1.38		.90
(.19)	(1.44)	(1.63)	24.61	8.05		158	1.38		.83
(.21)	—	(.21)	24.28	20.76		151	1.39		.84
(.23)	—	(.23)	20.29	13.28		121	1.40		1.16
(.26)	—	(.26)	18.12	3.09		126	1.40		1.19

(.11)	(.15)	(.26)	24.50	4.50	[5]	1,252	1.34	[6]	.98	[6]
(.22)	(.94)	(1.16)	23.70	.97		1,220	1.32		.95
(.19)	(1.44)	(1.63)	24.62	8.03		1,308	1.36		.86
(.22)	—	(.22)	24.30	20.87		1,304	1.34		.90
(.24)	—	(.24)	20.30	13.31		1,158	1.37		1.20
(.26)	—	(.26)	18.13	3.05		1,079	1.38		1.21

See page 34 for footnotes.

American Balanced Fund	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations
Class R-2E:
Six months ended 6/30/2016[3,4]	$23.77	$.15	$.96		$1.11
Year ended 12/31/2015	24.75	.29	.10		.39
Period from 8/29/2014 to 12/31/2014[4,8]	25.81	.15	.41		.56
Class R-3:
Six months ended 6/30/2016[3,4]	23.72	.16	.96		1.12
Year ended 12/31/2015	24.65	.33	(.01)		.32
Year ended 12/31/2014	24.32	.32	1.75		2.07
Year ended 12/31/2013	20.32	.29	4.02		4.31
Year ended 12/31/2012	18.14	.32	2.18		2.50
Year ended 12/31/2011	17.86	.30	.32		.62
Class R-4:
Six months ended 6/30/2016[3,4]	23.80	.20	.95		1.15
Year ended 12/31/2015	24.72	.41	—	[7]	.41
Year ended 12/31/2014	24.38	.40	1.75		2.15
Year ended 12/31/2013	20.37	.36	4.02		4.38
Year ended 12/31/2012	18.19	.38	2.18		2.56
Year ended 12/31/2011	17.91	.35	.33		.68
Class R-5E:
Six months ended 6/30/2016[3,4]	23.82	.21	.95		1.16
Period from 11/20/2015 to 12/31/2015[4,11]	25.09	.05	(.36)		(.31)
Class R-5:
Six months ended 6/30/2016[3,4]	23.85	.24	.95		1.19
Year ended 12/31/2015	24.77	.48	—	[7]	.48
Year ended 12/31/2014	24.43	.47	1.76		2.23
Year ended 12/31/2013	20.41	.43	4.03		4.46
Year ended 12/31/2012	18.22	.44	2.19		2.63
Year ended 12/31/2011	17.94	.41	.32		.73
Class R-6:
Six months ended 6/30/2016[3,4]	23.84	.24	.96		1.20
Year ended 12/31/2015	24.76	.49	—	[7]	.49
Year ended 12/31/2014	24.42	.49	1.75		2.24
Year ended 12/31/2013	20.40	.44	4.03		4.47
Year ended 12/31/2012	18.21	.45	2.19		2.64
Year ended 12/31/2011	17.93	.42	.32		.74

	Six months ended June 30,	Year ended December 31
Portfolio turnover rate for all share classes[12]	2016[3,4,5]	2015	2014	2013	2012	2011
Including mortgage dollar roll transactions	43%	82%	68%	55%	54%	47%
Excluding mortgage dollar roll transactions	26%	45%	48%	Not available

See Notes to Financial Statements

32	American Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

$(.15)	$(.15)	$(.30)	$24.58	4.70%[5]		$8		1.07%[6]		1.29%[6]
(.43)	(.94)	(1.37)	23.77	1.60		2		.96		1.22
(.21)	(1.41)	(1.62)	24.75	2.17	[5,9]	—	[10]	.16	[5,9]	.58	[5,9]

(.16)	(.15)	(.31)	24.53	4.76	[5]	3,276		.92	[6]	1.39	[6]
(.31)	(.94)	(1.25)	23.72	1.34		3,170		.93		1.35
(.30)	(1.44)	(1.74)	24.65	8.51		3,315		.94		1.28
(.31)	—	(.31)	24.32	21.33		3,212		.94		1.30
(.32)	—	(.32)	20.32	13.83		2,617		.95		1.62
(.34)	—	(.34)	18.14	3.50		2,331		.95		1.64

(.19)	(.15)	(.34)	24.61	4.89	[5]	4,684		.63	[6]	1.69	[6]
(.39)	(.94)	(1.33)	23.80	1.67		4,431		.63		1.65
(.37)	(1.44)	(1.81)	24.72	8.85		4,385		.64		1.58
(.37)	—	(.37)	24.38	21.68		3,994		.65		1.60
(.38)	—	(.38)	20.37	14.14		3,006		.64		1.94
(.40)	—	(.40)	18.19	3.80		2,152		.65		1.94

(.21)	(.15)	(.36)	24.62	4.91	[5]	—	[10]	.53	[6]	1.78	[6]
(.12)	(.84)	(.96)	23.82	(1.21)[5]		—	[10]	.05	[5]	.20	[5]

(.23)	(.15)	(.38)	24.66	5.04	[5]	2,856		.33	[6]	1.99	[6]
(.46)	(.94)	(1.40)	23.85	1.98		2,571		.34		1.94
(.45)	(1.44)	(1.89)	24.77	9.16		2,616		.34		1.88
(.44)	—	(.44)	24.43	22.04		2,492		.34		1.89
(.44)	—	(.44)	20.41	14.51		2,050		.35		2.23
(.45)	—	(.45)	18.22	4.11		1,544		.35		2.24

(.24)	(.15)	(.39)	24.65	5.06	[5]	9,425		.29	[6]	2.04	[6]
(.47)	(.94)	(1.41)	23.84	2.02		7,290		.29		1.99
(.46)	(1.44)	(1.90)	24.76	9.22		6,076		.29		1.93
(.45)	—	(.45)	24.42	22.12		3,910		.29		1.95
(.45)	—	(.45)	20.40	14.57		2,151		.30		2.28
(.46)	—	(.46)	18.21	4.16		1,486		.30		2.30

See page 34 for footnotes.

American Balanced Fund	33

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Unaudited.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	Class R-2E shares were offered beginning August 29, 2014.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class R-5E shares were offered beginning November 20, 2015.
[12]	Refer to Note 5 for further information on mortgage dollar rolls.

34	American Balanced Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2016, through June 30, 2016).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Balanced Fund	35

	Beginning account value 1/1/2016	Ending account value 6/30/2016	Expenses paid during period*	Annualized expense ratio
Class A - actual return	$1,000.00	$1,049.12	$3.01	.59%
Class A - assumed 5% return	1,000.00	1,021.93	2.97	.59
Class B - actual return	1,000.00	1,045.28	6.87	1.35
Class B - assumed 5% return	1,000.00	1,018.15	6.77	1.35
Class C - actual return	1,000.00	1,044.96	7.02	1.38
Class C - assumed 5% return	1,000.00	1,018.00	6.92	1.38
Class F-1 - actual return	1,000.00	1,048.77	3.41	.67
Class F-1 - assumed 5% return	1,000.00	1,021.53	3.37	.67
Class F-2 - actual return	1,000.00	1,050.20	1.99	.39
Class F-2 - assumed 5% return	1,000.00	1,022.92	1.96	.39
Class 529-A - actual return	1,000.00	1,048.71	3.46	.68
Class 529-A - assumed 5% return	1,000.00	1,021.48	3.42	.68
Class 529-B - actual return	1,000.00	1,044.19	7.47	1.47
Class 529-B - assumed 5% return	1,000.00	1,017.55	7.37	1.47
Class 529-C - actual return	1,000.00	1,044.36	7.37	1.45
Class 529-C - assumed 5% return	1,000.00	1,017.65	7.27	1.45
Class 529-E - actual return	1,000.00	1,047.07	4.68	.92
Class 529-E - assumed 5% return	1,000.00	1,020.29	4.62	.92
Class 529-F-1 - actual return	1,000.00	1,049.89	2.34	.46
Class 529-F-1 - assumed 5% return	1,000.00	1,022.58	2.31	.46
Class R-1 - actual return	1,000.00	1,045.43	6.97	1.37
Class R-1 - assumed 5% return	1,000.00	1,018.05	6.87	1.37
Class R-2 - actual return	1,000.00	1,045.02	6.81	1.34
Class R-2 - assumed 5% return	1,000.00	1,018.20	6.72	1.34
Class R-2E - actual return	1,000.00	1,047.03	5.45	1.07
Class R-2E - assumed 5% return	1,000.00	1,019.54	5.37	1.07
Class R-3 - actual return	1,000.00	1,047.55	4.68	.92
Class R-3 - assumed 5% return	1,000.00	1,020.29	4.62	.92
Class R-4 - actual return	1,000.00	1,048.93	3.21	.63
Class R-4 - assumed 5% return	1,000.00	1,021.73	3.17	.63
Class R-5E - actual return	1,000.00	1,049.08	2.70	.53
Class R-5E - assumed 5% return	1,000.00	1,022.23	2.66	.53
Class R-5 - actual return	1,000.00	1,050.39	1.68	.33
Class R-5 - assumed 5% return	1,000.00	1,023.22	1.66	.33
Class R-6 - actual return	1,000.00	1,050.63	1.48	.29
Class R-6 - assumed 5% return	1,000.00	1,023.42	1.46	.29

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

36	American Balanced Fund

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2016, portfolio of American Balanced Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Balanced Fund®
Investment portfolio
June 30, 2016
unaudited
Common stocks 58.18% Consumer discretionary 8.88%	Shares	Value (000)
Comcast Corp., Class A	30,054,000	$1,959,220
Amazon.com, Inc.[1]	2,562,000	1,833,418
Home Depot, Inc.	13,468,349	1,719,774
Twenty-First Century Fox, Inc., Class A	23,802,306	643,852
McDonald’s Corp.	4,732,000	569,449
VF Corp.	5,016,000	308,434
CBS Corp., Class B	5,477,000	298,168
Target Corp.	2,700,000	188,514
Walt Disney Co.	1,800,000	176,076
Time Warner Inc.	2,200,000	161,788
Charter Communications, Inc., Class A1	551,562	126,109
Macy’s, Inc.	3,700,000	124,357
NIKE, Inc., Class B	2,075,000	114,540
General Motors Co.	3,500,000	99,050
Gentex Corp.	856,000	13,225
Dollar General Corp.	133,000	12,502
Liberty Global PLC, Class C1	390,000	11,174
Liberty Global PLC LiLAC, Class C1	48,659	1,581
		8,361,231
Information technology 8.75%
Microsoft Corp.	51,320,000	2,626,044
Intel Corp.	24,781,100	812,820
Broadcom Ltd.	4,809,500	747,396
Intuit Inc.	6,440,000	718,768
ASML Holding NV (New York registered)	5,117,458	507,703
ASML Holding NV2	1,905,000	188,829
Texas Instruments Inc.	8,332,000	522,000
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	19,593,800	513,945
VeriSign, Inc.[1]	5,000,000	432,300
TE Connectivity Ltd.	7,205,000	411,478
Visa Inc., Class A	4,593,000	340,663
Alphabet Inc., Class C1	238,000	164,720
Alphabet Inc., Class A1	158,000	111,158
Analog Devices, Inc.	1,700,000	96,288
KLA-Tencor Corp.	467,000	34,208
MasterCard Inc., Class A	163,000	14,354
		8,242,674
Financials 8.44%
Berkshire Hathaway Inc., Class A1	8,110	1,759,667
Berkshire Hathaway Inc., Class B1	800,000	115,832
JPMorgan Chase & Co.	19,241,000	1,195,636
Wells Fargo & Co.	22,882,000	1,083,005
Chubb Ltd.	5,975,000	780,992
Citigroup Inc.	10,700,000	453,573
SunTrust Banks, Inc.	10,383,411	426,551
American Balanced Fund — Page 1 of 31

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Goldman Sachs Group, Inc.	1,593,960	$236,831
Crown Castle International Corp.	2,300,446	233,334
Bank of America Corp.	14,500,000	192,415
PNC Financial Services Group, Inc.	2,346,800	191,006
Capital One Financial Corp.	2,920,000	185,449
Iron Mountain Inc.	4,502,000	179,315
Equinix, Inc.	385,174	149,344
Weyerhaeuser Co.[1]	4,700,000	139,919
American Tower Corp.	1,145,000	130,083
U.S. Bancorp	3,000,000	120,990
BlackRock, Inc.	326,000	111,665
Legal & General Group PLC[2]	40,000,000	103,678
CNO Financial Group, Inc.	4,904,120	85,626
HDFC Bank Ltd.[2]	2,382,000	48,286
Intercontinental Exchange, Inc.	97,000	24,828
		7,948,025
Consumer staples 7.54%
Philip Morris International Inc.	20,151,700	2,049,831
Coca-Cola Co.	35,117,620	1,591,882
Kraft Heinz Co.	11,451,850	1,013,260
Procter & Gamble Co.	10,065,000	852,203
Walgreens Boots Alliance, Inc.	3,800,000	316,426
Reynolds American Inc.	5,505,500	296,912
Kellogg Co.	3,150,000	257,197
The Estée Lauder Companies Inc., Class A	1,742,000	158,557
Kroger Co.	3,230,000	118,832
CVS Health Corp.	1,226,000	117,377
Costco Wholesale Corp.	700,000	109,928
General Mills, Inc.	1,500,000	106,980
Altria Group, Inc.	1,500,000	103,440
British American Tobacco PLC[2]	190,000	12,363
		7,105,188
Health care 6.56%
UnitedHealth Group Inc.	9,869,500	1,393,573
Merck & Co., Inc.	21,097,000	1,215,398
Johnson & Johnson	6,018,323	730,023
Express Scripts Holding Co.[1]	9,396,400	712,247
Medtronic PLC	7,751,000	672,554
Bristol-Myers Squibb Co.	5,914,300	434,997
Pfizer Inc.	11,670,000	410,901
Thermo Fisher Scientific Inc.	1,236,000	182,631
Gilead Sciences, Inc.	2,101,758	175,329
Vertex Pharmaceuticals Inc.[1]	960,000	82,579
Humana Inc.	454,000	81,666
Amgen Inc.	427,000	64,968
Kite Pharma, Inc.[1]	528,000	26,400
		6,183,266
Energy 5.31%
Royal Dutch Shell PLC, Class B (ADR)	14,790,700	828,279
Royal Dutch Shell PLC, Class B2	4,000,000	109,997
Chevron Corp.	7,444,755	780,434
Schlumberger Ltd.	9,550,000	755,214
American Balanced Fund — Page 2 of 31

unaudited
Common stocks Energy (continued)	Shares	Value (000)
ConocoPhillips	13,846,149	$603,692
Enbridge Inc.	12,195,000	516,580
Noble Energy, Inc.	10,178,229	365,093
BP PLC[2]	34,132,000	199,308
Phillips 66	2,180,000	172,961
Suncor Energy Inc.	5,801,500	160,939
Suncor Energy Inc.	198,500	5,507
Concho Resources Inc.[1]	1,131,800	134,990
Baker Hughes Inc.	2,750,000	124,108
TOTAL SA2	1,515,265	73,069
TOTAL SA (ADR)	855,718	41,160
Weatherford International PLC[1]	12,500,000	69,375
Southwestern Energy Co.[1]	5,000,000	62,900
		5,003,606
Industrials 4.73%
Lockheed Martin Corp.	4,748,037	1,178,320
Boeing Co.	8,852,000	1,149,609
General Electric Co.	21,500,000	676,820
Union Pacific Corp.	3,052,000	266,287
Nielsen Holdings PLC	4,800,000	249,456
Parker-Hannifin Corp.	2,000,000	216,100
Cummins Inc.	1,350,000	151,794
Rockwell Automation	1,200,000	137,784
Norfolk Southern Corp.	1,598,900	136,115
Deere & Co.	1,600,000	129,664
Caterpillar Inc.	1,300,000	98,553
TransDigm Group Inc.[1]	155,000	40,872
Rockwell Collins, Inc.	311,700	26,538
		4,457,912
Materials 2.79%
E.I. du Pont de Nemours and Co.	19,901,388	1,289,610
Praxair, Inc.	6,224,400	699,560
LyondellBasell Industries NV	2,642,100	196,625
Dow Chemical Co.	2,676,800	133,064
Royal Gold, Inc.	1,495,000	107,670
Potash Corp. of Saskatchewan Inc.	6,300,569	102,321
Nucor Corp.	2,000,000	98,820
		2,627,670
Utilities 0.35%
PG&E Corp.	3,300,000	210,936
Pinnacle West Capital Corp.	1,350,000	109,431
National Grid PLC[2]	700,000	10,294
		330,661
Telecommunication services 0.29%
AT&T Inc.	3,690,000	159,445
Verizon Communications Inc.	1,955,000	109,167
		268,612
American Balanced Fund — Page 3 of 31

unaudited
Common stocks Miscellaneous 4.54%	Shares	Value (000)
Other common stocks in initial period of acquisition		$4,272,847
Total common stocks (cost: $36,560,223,000)		54,801,692
Preferred securities 0.00% Financials 0.00%
CoBank, ACB, Class E, noncumulative[3]	7,440	4,843
Total preferred securities (cost: $5,208,000)		4,843
Bonds, notes & other debt instruments 34.13% U.S. Treasury bonds & notes 13.33% U.S. Treasury 11.13%	Principal amount (000)
U.S. Treasury 0.625% 2016	$136,450	136,509
U.S. Treasury 0.50% 2017	130,000	130,069
U.S. Treasury 0.875% 2017	250,000	250,972
U.S. Treasury 1.00% 2017	170,000	171,105
U.S. Treasury 0.625% 2018	885,000	885,796
U.S. Treasury 0.75% 2018	208,998	209,606
U.S. Treasury 0.75% 2018	47,000	47,143
U.S. Treasury 1.125% 2018	210,000	212,165
U.S. Treasury 1.25% 2018	255,000	258,624
U.S. Treasury 0.875% 2019	35,000	35,171
U.S. Treasury 0.875% 2019	5,462	5,490
U.S. Treasury 1.00% 2019	95,000	95,817
U.S. Treasury 1.125% 2019	40,000	40,456
U.S. Treasury 1.50% 2019	44,000	45,029
U.S. Treasury 1.75% 2019	110,000	113,458
U.S. Treasury 1.25% 2020	617,000	626,249
U.S. Treasury 1.375% 2020	1,212,875	1,235,046
U.S. Treasury 1.375% 2020	120,325	122,544
U.S. Treasury 1.375% 2020	118,000	120,267
U.S. Treasury 1.50% 2020	101,000	103,383
U.S. Treasury 1.625% 2020	433,350	446,129
U.S. Treasury 1.75% 2020	142,030	146,957
U.S. Treasury 1.125% 2021	469,875	473,272
U.S. Treasury 1.125% 2021	99,918	100,480
U.S. Treasury 1.25% 2021	100,900	102,106
U.S. Treasury 1.375% 2021	599,929	610,452
U.S. Treasury 1.375% 2021	302,875	308,306
U.S. Treasury 1.375% 2021	96,532	98,297
U.S. Treasury 1.75% 2022	469,265	484,296
U.S. Treasury 2.00% 2022	179,750	188,182
U.S. Treasury 2.00% 2022	35,000	36,679
U.S. Treasury 1.75% 2023	50,000	51,552
U.S. Treasury 2.25% 2024	75,000	80,022
U.S. Treasury 2.00% 2025	65,000	67,971
U.S. Treasury 2.00% 2025	30,000	31,390
U.S. Treasury 2.125% 2025	25,000	26,413
U.S. Treasury 2.25% 2025	43,000	45,893
U.S. Treasury 1.625% 2026	229,483	232,441
U.S. Treasury 1.625% 2026	227,861	230,516
U.S. Treasury 5.375% 2031	20,000	29,681
American Balanced Fund — Page 4 of 31

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 2042	$32,950	$36,356
U.S. Treasury 2.875% 2043	86,410	97,292
U.S. Treasury 3.125% 2043	48,025	56,688
U.S. Treasury 3.125% 2044	39,797	46,902
U.S. Treasury 3.625% 2044	66,625	86,009
U.S. Treasury 2.50% 2045	115,000	119,897
U.S. Treasury 2.875% 2045	110,000	123,621
U.S. Treasury 3.00% 2045	455,209	524,191
U.S. Treasury 3.00% 2045	103,800	119,495
U.S. Treasury 2.50% 2046	470,810	490,994
U.S. Treasury 2.50% 2046	145,375	151,729
		10,489,108
U.S. Treasury inflation-protected securities 2.20%
U.S. Treasury Inflation-Protected Security 2.50% 2016[4]	119,996	120,351
U.S. Treasury Inflation-Protected Security 2.125% 2019[4]	55,711	59,799
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	439,375	460,729
U.S. Treasury Inflation-Protected Security 0.375% 2025[4]	414,443	427,268
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	63,456	75,876
U.S. Treasury Inflation-Protected Security 0.625% 2026[4]	174,017	183,467
U.S. Treasury Inflation-Protected Security 1.75% 2028[4]	30,717	35,978
U.S. Treasury Inflation-Protected Security 0.75% 2042[4]	87,569	88,048
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	229,232	265,754
U.S. Treasury Inflation-Protected Security 0.75% 2045[4]	76,598	77,197
U.S. Treasury Inflation-Protected Security 1.00% 2046[4]	253,541	274,383
		2,068,850
Total U.S. Treasury bonds & notes		12,557,958
Corporate bonds & notes 11.28% Financials 3.14%
ACE INA Holdings Inc. 2.30% 2020	7,635	7,848
ACE INA Holdings Inc. 2.875% 2022	25,665	26,873
ACE INA Holdings Inc. 3.15% 2025	23,495	24,572
ACE INA Holdings Inc. 3.35% 2026	8,660	9,235
Alexandria Real Estate Equities, Inc. 4.30% 2026	15,720	16,715
American Campus Communities, Inc. 3.35% 2020	16,070	16,711
American Campus Communities, Inc. 3.75% 2023	7,915	8,184
American Campus Communities, Inc. 4.125% 2024	14,235	15,061
American Express Co. 6.15% 2017	22,800	24,068
American Express Credit Co. 1.55% 2017	9,055	9,097
American International Group, Inc. 3.875% 2035	10,000	9,611
American Tower Corp. 3.40% 2019	13,550	14,119
AvalonBay Communities, Inc. 3.625% 2020	15,000	16,027
AXA SA, Series B, junior subordinated 6.379% (undated)[3]	2,000	2,105
Bank of America Corp. 2.625% 2020	20,000	20,341
Bank of America Corp. 5.625% 2020	15,500	17,455
Bank of America Corp. 2.625% 2021	33,730	34,284
Bank of America Corp. 3.875% 2025	40,385	43,066
Bank of America Corp. 3.50% 2026	8,825	9,148
Bank of Nova Scotia 4.50% 2025	24,000	24,995
Barclays Bank PLC 3.25% 2021	19,345	19,332
Barclays Bank PLC 3.65% 2025	23,605	22,784
BB&T Corp. 2.45% 2020	37,000	38,053
American Balanced Fund — Page 5 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
BB&T Corp. 2.05% 2021	$29,500	$29,951
Berkshire Hathaway Inc. 2.00% 2018	16,340	16,672
Berkshire Hathaway Inc. 2.90% 2020	9,500	10,094
Berkshire Hathaway Inc. 2.75% 2023	16,995	17,582
BNP Paribas 4.375% 2025[3]	5,700	5,794
BNP Paribas 4.375% 2026[3]	50,025	50,667
Boston Properties, Inc. 3.70% 2018	20,000	20,950
BPCE SA group 2.65% 2021	6,000	6,182
BPCE SA group 5.70% 2023[3]	8,000	8,610
BPCE SA group 5.15% 2024[3]	21,355	22,268
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,659
Capital One Financial Corp. 3.20% 2025	20,000	20,234
Charles Schwab Corp. 3.45% 2026	3,885	4,150
Citigroup Inc. 2.05% 2019	24,500	24,700
Citigroup Inc. 8.50% 2019	8,416	9,926
Citigroup Inc. 2.70% 2021	44,460	45,366
Citigroup Inc. 3.40% 2026	10,390	10,684
Citigroup Inc. 3.70% 2026	17,725	18,706
Citigroup Inc. 4.45% 2027	25,918	26,705
CME Group Inc. 5.30% 2043	3,135	4,018
CNA Financial Corp. 3.95% 2024	9,910	10,489
Corporate Office Properties LP 5.25% 2024	30,030	32,126
Corporate Office Properties LP 5.00% 2025	6,735	7,116
Corporate Office Properties Trust 3.60% 2023	12,100	11,782
Credit Agricole SA 2.375% 2021[3]	6,645	6,725
Credit Agricole SA 4.375% 2025[3]	13,865	14,053
Credit Suisse Group AG 1.70% 2018	12,000	12,016
Credit Suisse Group AG 3.45% 2021[3]	20,000	20,198
Credit Suisse Group AG 3.80% 2022	10,000	10,058
Credit Suisse Group AG 3.80% 2023[3]	32,275	32,260
Credit Suisse Group AG 3.75% 2025	11,570	11,350
Credit Suisse Group AG 4.55% 2026[3]	17,130	17,852
Credit Suisse Group Funding (Guernsey) Ltd. 4.875% 2045	5,825	5,827
DDR Corp. 3.50% 2021	7,000	7,220
DDR Corp. 3.625% 2025	15,075	15,154
DDR Corp. 4.25% 2026	7,370	7,745
Developers Diversified Realty Corp. 7.875% 2020	6,365	7,694
Discover Financial Services 4.20% 2023	12,715	13,466
DNB ASA 2.375% 2021[3]	27,000	27,432
EPR Properties 4.50% 2025	4,460	4,433
ERP Operating LP 4.75% 2020	12,000	13,318
Essex Portfolio L.P. 3.875% 2024	21,515	22,932
Essex Portfolio L.P. 3.50% 2025	21,965	22,723
Essex Portfolio L.P. 3.375% 2026	2,395	2,450
Goldman Sachs Group, Inc. 2.90% 2018	15,000	15,400
Goldman Sachs Group, Inc. 2.55% 2019	66,250	67,838
Goldman Sachs Group, Inc. 2.60% 2020	14,610	14,868
Goldman Sachs Group, Inc. 2.75% 2020	20,725	21,177
Goldman Sachs Group, Inc. 1.998% 2021[5]	25,782	25,848
Goldman Sachs Group, Inc. 2.625% 2021	34,965	35,502
Goldman Sachs Group, Inc. 2.875% 2021	19,245	19,750
Goldman Sachs Group, Inc. 5.25% 2021	20,000	22,622
Goldman Sachs Group, Inc. 5.75% 2022	20,000	23,264
Goldman Sachs Group, Inc. 3.50% 2025	3,250	3,347
American Balanced Fund — Page 6 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 3.75% 2026	$12,629	$13,277
Goldman Sachs Group, Inc. 4.75% 2045	7,025	7,778
HCP, Inc. 5.375% 2021	15,000	16,693
Hospitality Properties Trust 6.70% 2018	23,400	24,512
Hospitality Properties Trust 4.25% 2021	30,925	32,262
Hospitality Properties Trust 5.00% 2022	4,350	4,681
Hospitality Properties Trust 4.50% 2023	16,130	16,506
Hospitality Properties Trust 4.50% 2025	5,500	5,541
HSBC Holdings PLC 2.95% 2021	32,500	32,863
HSBC Holdings PLC 3.40% 2021	22,000	22,686
HSBC Holdings PLC 4.25% 2024	8,000	8,115
HSBC Holdings PLC 3.90% 2026	7,825	8,086
HSBC Holdings PLC 4.30% 2026	15,260	16,211
Intercontinentalexchange, Inc. 2.50% 2018	20,000	20,491
Intesa Sanpaolo SpA 5.017% 2024[3]	26,160	24,081
JPMorgan Chase & Co. 1.35% 2017	8,520	8,538
JPMorgan Chase & Co. 2.25% 2020	42,185	42,772
JPMorgan Chase & Co. 2.55% 2020	32,300	33,024
JPMorgan Chase & Co. 2.40% 2021	40,220	40,800
JPMorgan Chase & Co. 2.55% 2021	16,515	16,863
JPMorgan Chase & Co. 3.25% 2022	12,000	12,557
JPMorgan Chase & Co. 3.875% 2024	25,000	25,911
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	35,000	34,956
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	25,000	27,563
Keybank National Association 2.50% 2019	17,000	17,441
Kimco Realty Corp. 5.70% 2017	6,180	6,403
Kimco Realty Corp. 3.40% 2022	15,690	16,471
Kimco Realty Corp. 3.125% 2023	11,705	11,944
Leucadia National Corp. 5.50% 2023	830	846
Liberty Mutual Group Inc. 4.25% 2023[3]	3,000	3,193
Lloyds Banking Group PLC 2.30% 2018	6,215	6,252
Lloyds Banking Group PLC 4.50% 2024	17,000	17,284
Lloyds Banking Group PLC 3.50% 2025	11,200	11,527
MetLife Global Funding I 2.30% 2019[3]	10,120	10,356
MetLife Global Funding I 2.00% 2020[3]	6,125	6,195
MetLife Global Funding I 2.50% 2020[3]	46,300	47,651
MetLife, Inc. 3.60% 2025	4,595	4,830
MetLife, Inc. 4.05% 2045	8,285	8,188
MetLife, Inc. 5.25% 2049	4,600	4,577
Morgan Stanley 2.50% 2021	66,300	67,076
Morgan Stanley 4.00% 2025	8,950	9,607
Morgan Stanley 3.875% 2026	19,545	20,851
Nationwide Mutual Insurance Co. 2.923% 2024[3,5]	8,150	8,089
New York Life Global Funding 2.10% 2019[3]	15,000	15,337
New York Life Global Funding 1.95% 2020[3]	16,000	16,209
Nordea Bank AB 2.50% 2020[3]	19,955	20,476
Nordea Bank AB 2.25% 2021[3]	8,800	8,920
PNC Bank 2.40% 2019	14,800	15,205
PNC Bank 2.60% 2020	30,000	31,087
PNC Bank 2.15% 2021	24,000	24,499
PNC Financial Services Group, Inc. 3.90% 2024	20,000	21,502
Prologis, Inc. 4.25% 2023	20,000	22,187
Prologis, Inc. 3.75% 2025	16,940	18,099
Prudential Financial, Inc. 2.30% 2018	7,595	7,755
American Balanced Fund — Page 7 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Prudential Financial, Inc. 3.50% 2024	$23,600	$24,576
QBE Insurance Group Ltd. 2.40% 2018[3]	19,300	19,489
Rabobank Nederland 2.25% 2019	15,000	15,294
Rabobank Nederland 2.50% 2021	38,570	39,576
Rabobank Nederland 3.375% 2025	4,200	4,395
Rabobank Nederland 4.375% 2025	16,900	17,694
Scentre Group 2.375% 2019[3]	14,845	15,071
Scentre Group 2.375% 2021[3]	20,430	20,649
Scentre Group 3.25% 2025[3]	11,492	11,673
Scentre Group 3.50% 2025[3]	20,415	21,140
Select Income REIT 3.60% 2020	8,000	8,148
Select Income REIT 4.50% 2025	4,690	4,620
Simon Property Group, LP 1.50% 2018[3]	13,825	13,887
Simon Property Group, LP 3.30% 2026	14,600	15,623
Skandinaviska Enskilda 2.625% 2021	23,000	23,744
Sumitomo Mitsui Banking Corp. 2.50% 2018	12,475	12,737
TD Ameritrade Holding Co. 2.95% 2022	6,323	6,594
UBS Group AG 2.95% 2020[3]	20,000	20,361
UBS Group AG 4.125% 2025[3]	28,250	29,359
Unum Group 5.625% 2020	345	388
Unum Group 3.875% 2025	5,045	5,150
US Bancorp. 3.70% 2024	18,000	19,828
US Bank NA 1.40% 2019	5,465	5,500
US Bank NA 2.125% 2019	30,000	30,762
WEA Finance LLC 2.70% 2019[3]	5,395	5,504
WEA Finance LLC 3.25% 2020[3]	32,500	33,859
WEA Finance LLC 3.75% 2024[3]	22,800	23,820
Wells Fargo & Co. 1.25% 2016	3,000	3,001
Wells Fargo & Co. 2.55% 2020	28,235	29,070
Wells Fargo & Co. 2.50% 2021	67,182	68,944
Wells Fargo & Co. 4.60% 2021	25,000	27,956
Wells Fargo & Co. 4.90% 2045	21,402	23,493
Wells Fargo & Co. 4.40% 2046	4,148	4,223
		2,953,589
Consumer discretionary 1.67%
Amazon.com, Inc. 3.80% 2024	49,975	56,138
Amazon.com, Inc. 4.80% 2034	20,000	23,610
Amazon.com, Inc. 4.95% 2044	23,500	28,639
American Honda Finance Corp. 2.25% 2019	16,500	17,045
CBS Corp. 3.50% 2025	15,000	15,457
CBS Corp. 4.60% 2045	25,000	24,892
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022[3]	26,720	28,806
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025[3]	53,000	57,869
CCO Holdings LLC and CCO Holdings Capital Corp. 6.384% 2035[3]	11,125	13,219
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045[3]	10,525	12,620
Comcast Corp. 6.30% 2017	16,750	18,004
Comcast Corp. 3.15% 2026	43,920	46,770
Comcast Corp. 6.45% 2037	15,000	20,691
Comcast Corp. 4.60% 2045	20,000	23,054
DaimlerChrysler North America Holding Corp. 1.375% 2017[3]	15,125	15,157
DaimlerChrysler North America Holding Corp. 2.40% 2017[3]	12,000	12,132
DaimlerChrysler North America Holding Corp. 1.50% 2019[3]	25,500	25,462
DaimlerChrysler North America Holding Corp. 2.25% 2019[3]	13,000	13,331
American Balanced Fund — Page 8 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
DaimlerChrysler North America Holding Corp. 2.25% 2020[3]	$20,810	$21,210
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	30,300	30,288
DaimlerChrysler North America Holding Corp. 2.875% 2021[3]	14,900	15,505
DaimlerChrysler North America Holding Corp. 3.25% 2024[3]	7,570	7,982
DaimlerChrysler North America Holding Corp. 3.30% 2025[3]	8,900	9,427
Ford Motor Credit Co. 1.50% 2017	8,500	8,510
Ford Motor Credit Co. 2.145% 2018	15,485	15,626
Ford Motor Credit Co. 2.375% 2018	8,990	9,104
Ford Motor Credit Co. 2.551% 2018	9,015	9,187
Ford Motor Credit Co. 2.597% 2019	26,735	27,374
Ford Motor Credit Co. 2.943% 2019	21,000	21,625
Ford Motor Credit Co. 2.459% 2020	18,090	18,257
Ford Motor Credit Co. 3.157% 2020	30,400	31,552
Ford Motor Credit Co. 3.20% 2021	9,000	9,281
Ford Motor Credit Co. 3.219% 2022	16,000	16,412
Ford Motor Credit Co. 3.096% 2023	24,000	24,376
Ford Motor Credit Co. 4.375% 2023	15,475	16,851
Ford Motor Credit Co. 3.664% 2024	10,000	10,379
Ford Motor Credit Co. 4.134% 2025	28,300	30,414
Ford Motor Credit Co. 4.389% 2026	13,000	14,226
General Motors Co. 6.60% 2036	11,785	13,559
General Motors Financial Co. 2.40% 2019	20,435	20,473
General Motors Financial Co. 3.10% 2019	18,400	18,808
General Motors Financial Co. 3.50% 2019	4,685	4,851
General Motors Financial Co. 3.70% 2020	42,325	43,532
General Motors Financial Co. 3.20% 2021	23,600	23,695
General Motors Financial Co. 4.20% 2021	23,000	24,089
General Motors Financial Co. 4.375% 2021	5,500	5,811
General Motors Financial Co. 3.45% 2022	52,100	52,137
General Motors Financial Co. 3.70% 2023	28,200	28,425
General Motors Financial Co. 4.25% 2023	1,500	1,545
General Motors Financial Co. 4.30% 2025	18,175	18,690
General Motors Financial Co. 5.25% 2026	2,295	2,501
Home Depot, Inc. 2.00% 2021	18,000	18,502
Home Depot, Inc. 4.40% 2021	15,000	16,925
Home Depot, Inc. 5.95% 2041	7,500	10,379
Home Depot, Inc. 4.25% 2046	19,800	22,690
Hyundai Capital America 2.00% 2019[3]	11,960	12,043
Hyundai Capital America 2.45% 2021[3]	33,000	33,204
Johnson Controls, Inc. 1.40% 2017	10,000	10,035
Lowe’s Companies, Inc. 2.50% 2026	23,310	23,784
McDonald’s Corp. 3.70% 2026	17,905	19,393
NBC Universal Enterprise, Inc. 5.25% 2049[3]	475	491
Newell Rubbermaid Inc. 3.15% 2021	43,135	44,991
Newell Rubbermaid Inc. 3.85% 2023	31,830	33,815
Newell Rubbermaid Inc. 4.20% 2026	66,710	72,439
Newell Rubbermaid Inc. 5.50% 2046	24,215	28,897
Nordstrom, Inc. 4.00% 2021	6,245	6,686
Starbucks Corp. 2.10% 2021	1,395	1,435
Thomson Reuters Corp. 1.65% 2017	4,965	4,988
Thomson Reuters Corp. 6.50% 2018	20,815	22,834
Thomson Reuters Corp. 4.30% 2023	4,500	4,918
Thomson Reuters Corp. 3.35% 2026	12,410	12,718
Thomson Reuters Corp. 5.65% 2043	2,000	2,330
American Balanced Fund — Page 9 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Time Warner Cable Inc. 6.75% 2018	$20,000	$21,951
Time Warner Inc. 3.60% 2025	47,000	49,850
Toyota Motor Credit Corp. 2.15% 2020	18,500	19,028
Volkswagen International Finance NV 2.375% 2017[3]	16,000	16,127
		1,569,051
Health care 1.64%
AbbVie Inc. 1.75% 2017	8,000	8,050
AbbVie Inc. 2.50% 2020	10,400	10,656
AbbVie Inc. 2.30% 2021	25,485	25,827
AbbVie Inc. 3.20% 2022	5,685	5,887
AbbVie Inc. 2.85% 2023	11,095	11,220
AbbVie Inc. 3.60% 2025	23,000	24,146
AbbVie Inc. 3.20% 2026	36,045	36,520
AbbVie Inc. 4.50% 2035	10,360	10,841
AbbVie Inc. 4.30% 2036	4,730	4,834
AbbVie Inc. 4.45% 2046	36,500	37,191
Actavis Funding SCS 3.00% 2020	26,950	27,793
Actavis Funding SCS 3.45% 2022	32,390	33,692
Actavis Funding SCS 3.85% 2024	15,000	15,694
Actavis Funding SCS 3.80% 2025	25,550	26,633
Actavis Funding SCS 4.55% 2035	18,870	19,395
Actavis Funding SCS 4.75% 2045	49,500	52,040
Aetna Inc. 1.70% 2018	42,635	42,997
Aetna Inc. 1.90% 2019	49,000	49,677
Aetna Inc. 2.40% 2021	66,940	68,487
Aetna Inc. 2.80% 2023	8,685	8,892
Aetna Inc. 3.20% 2026	88,065	90,888
Aetna Inc. 4.25% 2036	8,360	8,667
Aetna Inc. 4.375% 2046	7,215	7,501
AmerisourceBergen Corp. 3.25% 2025	2,170	2,281
AmerisourceBergen Corp. 4.25% 2045	2,045	2,171
Amgen Inc. 2.70% 2022	21,240	21,890
AstraZeneca PLC 3.375% 2025	83,475	87,539
Baxalta Inc. 2.875% 2020	18,020	18,332
Baxalta Inc. 4.00% 2025	29,020	30,305
Bayer AG 2.375% 2019[3]	8,245	8,432
Becton, Dickinson and Co. 3.734% 2024	6,270	6,769
Biogen Inc. 3.625% 2022	19,850	21,103
Biogen Inc. 4.05% 2025	37,716	40,695
Boston Scientific Corp. 3.375% 2022	38,500	39,991
Boston Scientific Corp. 3.85% 2025	57,300	60,752
Catholic Health Initiatives, Series 2012, 1.60% 2017	2,000	2,009
Celgene Corp. 3.55% 2022	10,770	11,300
Celgene Corp. 3.625% 2024	32,655	34,080
Celgene Corp. 3.875% 2025	38,540	41,206
Celgene Corp. 4.625% 2044	2,400	2,483
Celgene Corp. 5.00% 2045	10,000	11,064
DENTSPLY International Inc. 2.75% 2016	9,830	9,848
EMD Finance LLC 2.40% 2020[3]	24,900	25,263
EMD Finance LLC 2.95% 2022[3]	12,850	13,184
EMD Finance LLC 3.25% 2025[3]	50,700	52,072
Gilead Sciences, Inc. 3.05% 2016	11,425	11,523
Gilead Sciences, Inc. 2.35% 2020	10,000	10,264
American Balanced Fund — Page 10 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Humana Inc. 3.15% 2022	$20,000	$20,567
Johnson & Johnson 2.45% 2026	9,485	9,821
Laboratory Corporation of America Holdings 3.20% 2022	7,240	7,499
Medtronic, Inc. 3.50% 2025	19,000	20,746
Medtronic, Inc. 4.375% 2035	7,222	8,160
Medtronic, Inc. 4.625% 2045	8,220	9,697
Pfizer Inc. 7.20% 2039	485	740
Roche Holdings, Inc. 2.875% 2021[3]	22,000	23,420
Roche Holdings, Inc. 3.00% 2025[3]	19,000	20,246
St. Jude Medical, Inc. 2.80% 2020	13,870	14,314
Stryker Corp. 2.625% 2021	5,200	5,381
Thermo Fisher Scientific Inc. 2.40% 2019	10,000	10,180
Thermo Fisher Scientific Inc. 4.15% 2024	11,840	12,948
UnitedHealth Group Inc. 1.40% 2017	10,000	10,056
UnitedHealth Group Inc. 6.00% 2017	20,170	21,122
UnitedHealth Group Inc. 6.00% 2018	35,000	37,750
UnitedHealth Group Inc. 2.125% 2021	26,195	26,709
UnitedHealth Group Inc. 3.35% 2022	15,405	16,514
WellPoint, Inc. 2.25% 2019	15,500	15,650
Zimmer Holdings, Inc. 2.70% 2020	12,915	13,084
Zimmer Holdings, Inc. 3.15% 2022	18,910	19,413
Zimmer Holdings, Inc. 4.25% 2035	5,270	5,303
Zimmer Holdings, Inc. 4.45% 2045	25,000	25,563
		1,546,967
Energy 1.52%
Anadarko Petroleum Corp. 4.85% 2021	24,635	26,158
Anadarko Petroleum Corp. 5.55% 2026	5,895	6,525
Anadarko Petroleum Corp. 6.45% 2036	685	785
Anadarko Petroleum Corp. 6.60% 2046	16,735	20,292
APT Pipelines Ltd. 4.20% 2025[3]	27,300	28,064
BG Energy Capital PLC 2.875% 2016[3]	8,325	8,355
Canadian Natural Resources Ltd. 5.70% 2017	11,925	12,271
Canadian Natural Resources Ltd. 3.80% 2024	1,720	1,701
Cenovus Energy Inc. 3.00% 2022	2,000	1,828
Cenovus Energy Inc. 3.80% 2023	20,710	19,271
Chevron Corp. 2.10% 2021	32,000	32,657
Chevron Corp. 2.566% 2023	22,000	22,492
Chevron Corp. 3.326% 2025	13,700	14,667
Chevron Corp. 2.954% 2026	6,700	6,927
ConocoPhillips 4.20% 2021	34,295	37,080
Devon Energy Corp. 2.25% 2018	12,060	11,982
Devon Energy Corp. 5.00% 2045	17,340	16,246
Diamond Offshore Drilling, Inc. 4.875% 2043	36,530	26,124
Ecopetrol SA 5.375% 2026	13,385	13,050
Enbridge Energy Partners, LP 9.875% 2019	11,250	12,907
Enbridge Energy Partners, LP 4.375% 2020	15,730	16,161
Enbridge Energy Partners, LP 4.20% 2021	300	308
Enbridge Energy Partners, LP 5.875% 2025	48,445	53,695
Enbridge Energy Partners, LP 5.50% 2040	15,000	14,749
Enbridge Energy Partners, LP 7.375% 2045	19,575	23,951
Enbridge Energy Partners, LP, Series B, 6.50% 2018	17,370	18,429
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	14,457
Enbridge Inc. 5.60% 2017	10,000	10,290
American Balanced Fund — Page 11 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Enbridge Inc. 4.00% 2023	$37,000	$36,803
Energy Transfer Partners, LP 4.15% 2020	11,500	11,684
Energy Transfer Partners, LP 4.75% 2026	16,100	16,650
Energy Transfer Partners, LP 6.125% 2045	14,990	15,606
EnLink Midstream Partners, LP 4.40% 2024	16,245	15,270
EnLink Midstream Partners, LP 4.15% 2025	37,740	34,861
EnLink Midstream Partners, LP 5.05% 2045	9,405	7,716
Enterprise Products Operating LLC 5.20% 2020	6,355	7,157
Enterprise Products Operating LLC 2.85% 2021	21,135	21,863
Enterprise Products Operating LLC 3.90% 2024	16,545	17,546
Enterprise Products Operating LLC 3.95% 2027	550	585
Enterprise Products Operating LLC 4.90% 2046	8,405	9,097
EOG Resources, Inc. 4.15% 2026	10,220	11,271
Exxon Mobil Corp. 2.222% 2021	18,000	18,573
Exxon Mobil Corp. 2.726% 2023	21,000	21,955
Halliburton Co. 3.80% 2025	44,890	46,752
Halliburton Co. 5.00% 2045	32,870	35,977
Kinder Morgan Energy Partners, LP 6.00% 2017	18,000	18,421
Kinder Morgan Energy Partners, LP 2.65% 2019	20,000	20,004
Kinder Morgan Energy Partners, LP 9.00% 2019	4,395	5,008
Kinder Morgan Energy Partners, LP 3.50% 2021	3,980	3,997
Kinder Morgan Energy Partners, LP 4.15% 2022	12,855	13,023
Kinder Morgan Energy Partners, LP 4.25% 2024	10,545	10,699
Kinder Morgan Energy Partners, LP 5.40% 2044	13,135	13,015
Kinder Morgan Energy Partners, LP 5.50% 2044	4,571	4,592
Kinder Morgan Finance Co. 5.05% 2046	13,241	12,641
Kinder Morgan, Inc. 3.05% 2019	17,150	17,343
Kinder Morgan, Inc. 4.30% 2025	19,285	19,791
Kinder Morgan, Inc. 5.30% 2034	8,205	8,047
Kinder Morgan, Inc. 5.55% 2045	11,835	12,071
Noble Corp. PLC 6.95% 2025	8,745	6,996
Petróleos Mexicanos 6.375% 2021[3]	12,110	13,197
Petróleos Mexicanos 3.50% 2023	22,000	20,894
Petróleos Mexicanos 6.875% 2026[3]	11,350	12,718
Petróleos Mexicanos 5.50% 2044	6,800	6,178
Petróleos Mexicanos 5.625% 2046	25,290	23,147
Phillips 66 Partners LP 3.605% 2025	5,380	5,299
Pioneer Natural Resources Co. 3.45% 2021	11,530	11,919
Pioneer Natural Resources Co. 4.45% 2026	6,370	6,957
Schlumberger BV 3.00% 2020[3]	14,535	15,170
Schlumberger BV 3.625% 2022[3]	29,365	31,094
Schlumberger BV 4.00% 2025[3]	25,565	27,559
Shell International Finance BV 2.25% 2020	49,450	50,791
Shell International Finance BV 1.875% 2021	46,355	46,679
Shell International Finance BV 2.875% 2026	11,500	11,705
Shell International Finance BV 4.00% 2046	21,500	22,002
Spectra Energy Partners, LP 4.75% 2024	7,030	7,742
Statoil ASA 3.125% 2017	16,500	16,897
Statoil ASA 2.75% 2021	5,395	5,646
Statoil ASA 3.25% 2024	1,690	1,788
Statoil ASA 4.25% 2041	6,000	6,335
StatoilHydro ASA 1.80% 2016	16,000	16,062
TC PipeLines, LP 4.375% 2025	20,235	19,966
TransCanada PipeLines Ltd. 5.00% 2043	12,000	13,481
American Balanced Fund — Page 12 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	$6,410	$5,929
Western Gas Partners LP 3.95% 2025	3,730	3,570
Western Gas Partners LP 4.65% 2026	825	835
Williams Partners LP 4.50% 2023	12,400	11,916
Williams Partners LP 4.30% 2024	16,170	15,242
Williams Partners LP 3.90% 2025	12,000	10,932
Williams Partners LP 4.00% 2025	4,800	4,413
Williams Partners LP 5.10% 2045	13,795	11,880
Woodside Petroleum Ltd. 3.65% 2025[3]	12,400	12,140
		1,436,519
Consumer staples 0.98%
Altria Group, Inc. 9.25% 2019	5,067	6,251
Altria Group, Inc. 2.625% 2020	14,760	15,358
Altria Group, Inc. 2.95% 2023	12,000	12,598
Altria Group, Inc. 4.00% 2024	7,400	8,296
Altria Group, Inc. 9.95% 2038	13,500	24,372
Altria Group, Inc. 4.50% 2043	13,700	15,538
Altria Group, Inc. 5.375% 2044	6,825	8,791
Anheuser-Busch InBev NV 7.75% 2019	20,000	23,152
Anheuser-Busch InBev NV 3.30% 2023	22,345	23,543
Anheuser-Busch InBev NV 3.65% 2026	42,920	46,029
British American Tobacco International Finance PLC 2.125% 2017[3]	16,000	16,137
British American Tobacco International Finance PLC 9.50% 2018[3]	11,955	14,147
British American Tobacco International Finance PLC 3.50% 2022[3]	17,905	19,228
British American Tobacco International Finance PLC 3.95% 2025[3]	16,500	18,393
Coca-Cola Co. 1.80% 2016	17,500	17,532
Imperial Tobacco Finance PLC 2.05% 2018[3]	16,000	16,149
Imperial Tobacco Finance PLC 3.50% 2023[3]	17,000	17,632
Kraft Foods Inc. 2.25% 2017	4,725	4,770
Kraft Foods Inc. 3.50% 2022	23,285	24,800
Kraft Heinz Co. 4.375% 2046[3]	26,760	28,439
Kroger Co. 2.60% 2021	6,100	6,342
Kroger Co. 3.50% 2026	16,135	17,430
Mead Johnson Nutrition Co. 3.00% 2020	6,525	6,824
Mead Johnson Nutrition Co. 4.125% 2025	3,355	3,668
Molson Coors Brewing Co. 1.45% 2019	7,465	7,483
Molson Coors Brewing Co. 2.10% 2021	11,385	11,434
Molson Coors Brewing Co. 3.00% 2026	17,755	17,785
Molson Coors Brewing Co. 4.20% 2046	10,475	10,572
PepsiCo, Inc. 7.90% 2018	15,000	17,355
Pernod Ricard SA 2.95% 2017[3]	35,500	35,799
Pernod Ricard SA 4.45% 2022[3]	9,600	10,592
Philip Morris International Inc. 1.875% 2021	25,020	25,336
Philip Morris International Inc. 3.25% 2024	24,300	26,070
Philip Morris International Inc. 3.375% 2025	34,830	37,729
Philip Morris International Inc. 2.75% 2026	5,750	5,940
Philip Morris International Inc. 4.25% 2044	17,085	18,827
Reynolds American Inc. 2.30% 2018	5,900	5,998
Reynolds American Inc. 3.25% 2022	11,420	11,986
Reynolds American Inc. 4.00% 2022	6,695	7,287
Reynolds American Inc. 4.85% 2023	12,000	13,727
Reynolds American Inc. 4.45% 2025	34,365	38,466
Reynolds American Inc. 5.70% 2035	1,555	1,899
American Balanced Fund — Page 13 of 31

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Reynolds American Inc. 6.15% 2043	$1,975	$2,591
Reynolds American Inc. 5.85% 2045	32,595	41,837
SABMiller Holdings Inc. 2.45% 2017[3]	20,245	20,381
SABMiller Holdings Inc. 2.20% 2018[3]	18,700	19,013
The JM Smucker Co. 3.00% 2022	4,985	5,242
The JM Smucker Co. 3.50% 2025	21,040	22,774
The JM Smucker Co. 4.375% 2045	12,885	14,074
Walgreens Boots Alliance, Inc. 2.60% 2021	23,146	23,554
Walgreens Boots Alliance, Inc. 3.30% 2021	20,000	21,000
Walgreens Boots Alliance, Inc. 3.45% 2026	17,660	18,193
Wal-Mart Stores, Inc. 3.30% 2024	12,295	13,488
WM. Wrigley Jr. Co 3.375% 2020[3]	22,500	24,025
		925,876
Utilities 0.92%
Ameren Corp. 3.65% 2026	1,410	1,524
American Electric Power Co. 2.95% 2022	13,694	14,278
Berkshire Hathaway Energy Co. 2.40% 2020	13,643	14,026
CMS Energy Corp. 8.75% 2019	5,797	6,992
CMS Energy Corp. 5.05% 2022	9,215	10,549
CMS Energy Corp. 3.875% 2024	14,310	15,594
CMS Energy Corp. 3.60% 2025	1,595	1,698
Commonwealth Edison Company 2.55% 2026	16,785	17,096
Commonwealth Edison Company 4.35% 2045	8,345	9,513
Consumers Energy Co. 3.375% 2023	1,435	1,533
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	10,520	11,167
Dominion Gas Holdings LLC 2.50% 2019	17,885	18,308
Dominion Gas Holdings LLC 2.80% 2020	7,275	7,526
Dominion Gas Holdings LLC 3.60% 2024	9,081	9,621
Dominion Resources, Inc. 2.962% 2019	11,040	11,247
Dominion Resources, Inc. 4.104% 2021	26,180	27,737
Duke Energy Carolinas, Inc. 2.50% 2023	2,700	2,798
Duke Energy Corp. 3.75% 2024	46,045	49,545
Duke Energy Progress Inc. 4.15% 2044	26,190	28,935
E.ON International Finance BV 5.80% 2018[3]	24,450	26,217
Electricité de France SA 2.35% 2020[3]	4,600	4,704
Electricité de France SA 6.95% 2039[3]	9,000	12,040
Emera Inc. 6.75% 2076	11,600	11,784
Emera US Finance LP 2.15% 2019[3]	9,165	9,277
Emera US Finance LP 2.70% 2021[3]	11,940	12,216
Emera US Finance LP 3.55% 2026[3]	17,715	18,128
Entergy Corp. 4.70% 2017	9,600	9,736
Eversource Energy 2.50% 2021	10,200	10,505
Eversource Energy 2.70% 2026	4,085	4,183
Exelon Corp. 2.85% 2020	15,000	15,489
Exelon Corp. 3.40% 2026	2,840	2,976
Exelon Corp. 4.45% 2046	12,640	13,561
MidAmerican Energy Co. 2.40% 2019	5,500	5,687
MidAmerican Energy Holdings Co. 5.75% 2018	15,300	16,492
MidAmerican Energy Holdings Co. 3.75% 2023	20,000	21,898
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	10,213
National Rural Utilities Cooperative Finance Corp. 2.15% 2019	18,000	18,398
National Rural Utilities Cooperative Finance Corp. 2.00% 2020	14,460	14,766
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	13,625	14,064
American Balanced Fund — Page 14 of 31

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
National Rural Utilities Cooperative Finance Corp. 2.70% 2023	$5,400	$5,623
National Rural Utilities Cooperative Finance Corp. 3.25% 2025	15,500	16,737
Niagara Mohawk Power Corp. 3.508% 2024[3]	6,375	6,873
Northeast Utilities 1.60% 2018	10,000	10,064
Northeast Utilities 3.15% 2025	8,845	9,246
Northern States Power Co. 4.125% 2044	18,000	20,217
NV Energy, Inc 6.25% 2020	10,168	12,051
Ohio Power Co., Series G, 6.60% 2033	165	213
Pacific Gas and Electric Co. 3.25% 2023	6,742	7,202
Pacific Gas and Electric Co. 3.85% 2023	21,430	23,535
Pacific Gas and Electric Co. 3.40% 2024	3,369	3,615
Pacific Gas and Electric Co. 3.75% 2024	20,000	21,920
Pacific Gas and Electric Co. 2.95% 2026	11,205	11,699
Pacific Gas and Electric Co. 4.75% 2044	4,930	5,852
Pacific Gas and Electric Co. 4.30% 2045	3,170	3,572
PacifiCorp., First Mortgage Bonds, 5.65% 2018	2,465	2,697
PacifiCorp., First Mortgage Bonds, 3.60% 2024	18,405	20,245
PacifiCorp. 3.35% 2025	7,800	8,447
PG&E Corp. 2.40% 2019	9,380	9,570
PPL Capital Funding, Inc. 3.10% 2026	2,950	2,990
Public Service Electric and Gas Co., 1.90% 2021	6,810	6,932
Public Service Electric and Gas Co., 2.375% 2023	2,075	2,123
Public Service Electric and Gas Co., 3.05% 2024	13,425	14,297
Puget Sound Energy, Inc., First Lien, 6.50% 2020	5,750	6,705
Puget Sound Energy, Inc., First Lien, 6.00% 2021	13,200	15,382
Puget Sound Energy, Inc., First Lien, 5.625% 2022	14,950	17,092
Puget Sound Energy Inc. 3.65% 2025	9,400	9,675
Sierra Pacific Power Co. 2.60% 2026[3]	8,000	8,155
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	14,000	15,193
Southern California Edison Co. 1.845% 2022[6]	13,221	13,143
Tampa Electric Co. 4.35% 2044	11,410	12,538
Teco Finance, Inc. 5.15% 2020	5,627	6,257
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,6]	801	833
Virginia Electric and Power Co., Series B, 5.95% 2017	8,000	8,473
Xcel Energy Inc. 4.70% 2020	4,845	5,359
Xcel Energy Inc. 3.30% 2025	5,795	6,126
		862,672
Telecommunication services 0.43%
AT&T Inc. 2.40% 2016	18,000	18,029
AT&T Inc. 1.051% 2017[5]	8,000	8,005
AT&T Inc. 2.80% 2021	54,500	55,984
AT&T Inc. 3.00% 2022	30,000	30,767
AT&T Inc. 3.60% 2023	18,400	19,288
AT&T Inc. 4.125% 2026	25,100	27,016
AT&T Inc. 4.50% 2035	21,760	22,305
AT&T Inc. 4.30% 2042	1,962	1,888
AT&T Inc. 4.35% 2045	9,691	9,435
AT&T Inc. 4.75% 2046	3,006	3,093
AT&T Inc. 5.65% 2047	1,838	2,111
British Telecommunications PLC 2.35% 2019	13,285	13,579
Deutsche Telekom International Finance BV 9.25% 2032	9,719	15,559
France Télécom 4.125% 2021	20,000	22,100
France Télécom 9.00% 2031	1,625	2,524
American Balanced Fund — Page 15 of 31

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Orange SA 2.75% 2019	$14,870	$15,333
Orange SA 5.50% 2044	14,000	17,703
Telefónica Emisiones, SAU 3.192% 2018	15,000	15,409
Verizon Communications Inc. 2.183% 2016[5]	5,000	5,013
Verizon Communications Inc. 3.00% 2021	5,674	5,957
Verizon Communications Inc. 4.272% 2036	66,849	68,563
Verizon Communications Inc. 6.25% 2037	20,000	25,068
		404,729
Information technology 0.40%
Apple Inc. 2.25% 2021	23,000	23,682
Apple Inc. 3.25% 2026	20,190	21,479
Dell Inc. 4.42% 2021[3]	50,695	52,161
Harris Corp. 3.832% 2025	2,615	2,779
Harris Corp. 4.854% 2035	8,245	9,084
Intel Corp. 3.70% 2025	22,000	24,475
Intel Corp. 2.60% 2026	8,100	8,238
Intel Corp. 4.90% 2045	14,540	17,019
International Business Machines Corp. 1.95% 2016	35,000	35,021
International Business Machines Corp. 3.45% 2026	5,900	6,428
KLA-Tencor Corp. 4.65% 2024	10,000	10,932
Microsoft Corp. 3.125% 2025	10,000	10,720
Microsoft Corp. 4.20% 2035	18,000	20,260
Oracle Corp. 2.375% 2019	17,500	18,024
Oracle Corp. 2.80% 2021	6,100	6,408
Oracle Corp. 2.65% 2026	8,400	8,420
QUALCOMM Inc. 3.45% 2025	16,400	17,458
Visa Inc. 2.80% 2022	23,000	24,289
Visa Inc. 3.15% 2025	49,000	52,476
Visa Inc. 4.30% 2045	10,000	11,571
		380,924
Industrials 0.34%
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[6]	9,802	10,666
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[6]	1,240	1,271
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	727	743
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[6]	4,615	4,889
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[6]	2,245	2,329
ERAC USA Finance Co. 2.80% 2018[3]	9,900	10,152
FedEx Corp. 4.75% 2045	65,685	73,552
Fortive Corp. 1.80% 2019[3]	8,000	8,057
Fortive Corp. 2.35% 2021[3]	6,505	6,609
General Electric Capital Corp. 2.342% 2020[3]	18,286	18,913
General Electric Capital Corp., Series A, 6.00% 2019	2,577	2,953
General Electric Co. 2.70% 2022	11,000	11,556
General Electric Co. 4.125% 2042	11,000	12,138
General Electric Corp. 5.25% 2017	11,000	11,664
Lockheed Martin Corp. 3.10% 2023	4,710	4,973
Lockheed Martin Corp. 3.55% 2026	48,050	52,526
Lockheed Martin Corp. 4.70% 2046	11,490	13,578
Southwest Airlines Co. 2.75% 2019	6,255	6,471
Union Pacific Corp. 5.70% 2018	11,150	12,212
United Technologies Corp. 3.10% 2022	30,000	32,008
American Balanced Fund — Page 16 of 31

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Waste Management, Inc. 2.60% 2016	$8,890	$8,911
Waste Management, Inc. 2.90% 2022	15,000	15,727
		321,898
Materials 0.24%
Agrium Inc. 4.125% 2035	7,820	7,580
BHP Billiton Finance Ltd. 6.25% 2075[3]	3,175	3,351
BHP Billiton Finance Ltd. 6.75% 2075[3]	12,825	13,643
Chevron Phillips Chemical Company LLC 2.45% 2020[3]	16,880	16,918
CRH America, Inc. 3.875% 2025[3]	7,700	8,143
Eastman Chemical Co. 2.70% 2020	21,000	21,617
Eastman Chemical Co. 3.80% 2025	9,800	10,381
Ecolab Inc. 3.00% 2016	9,410	9,492
Ecolab Inc. 4.35% 2021	1,000	1,134
Ecolab Inc. 3.25% 2023	12,470	13,113
Ecolab Inc. 5.50% 2041	1,500	1,886
Georgia-Pacific Corp. 2.539% 2019[3]	21,000	21,523
Holcim Ltd. 5.15% 2023[3]	12,500	13,927
International Paper Co. 3.65% 2024	8,500	9,007
International Paper Co. 7.30% 2039	8,425	11,118
Monsanto Co. 3.375% 2024	10,000	10,324
Monsanto Co. 4.40% 2044	13,090	12,925
Mosaic Co. 5.625% 2043	4,000	4,455
Packaging Corp. of America 4.50% 2023	610	664
Praxair, Inc. 1.05% 2017	16,000	16,016
Praxair, Inc. 2.25% 2020	12,034	12,477
Rohm and Haas Co. 6.00% 2017	5,003	5,271
		224,965
Total corporate bonds & notes		10,627,190
Mortgage-backed obligations 6.98%
Australia & New Zealand Banking Group Ltd. 2.40% 2016[3,6]	750	754
Aventura Mall Trust, Series A, 3.867% 2032[3,5,6]	9,200	9,961
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[5,6]	959	958
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.723% 2049[5,6]	9,766	9,930
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.80% 2049[5,6]	4,100	4,224
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.000% 2051[5,6]	1,250	1,303
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.436% 2051[5,6]	21,625	22,766
Bank of America Merrill Lynch Large Loan Inc., Series 2015-200P, Class A, 3.218% 2033[3,6]	11,150	11,841
Bank of Nova Scotia 2.15% 2016[3,6]	350	350
Bank of Nova Scotia 1.75% 2017[3,6]	65,625	66,015
Bank of Nova Scotia 2.125% 2019[6]	16,225	16,653
Barclays Bank PLC 2.25% 2017[3,6]	2,850	2,882
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 2050[5,6]	1,690	1,753
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[5,6]	9,094	9,400
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[5,6]	6,425	6,719
Bellemeade Re Ltd., Series 2015-1-A, Class M-1, 2.946% 2025[2,3,5,6]	16,765	16,639
Caisse Centrale Desjardins 1.60% 2017[3,6]	600	603
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 2.87% 2033[5,6]	2,194	2,208
Citigroup Commercial Mortgage Trust, Series 2015-GC-29, Class AAB, 2.984% 2048[6]	3,370	3,536
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[6]	4,458	4,467
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[6]	8,043	8,056
COMM Mortgage Trust, Series 2014-277P, Class A, 3.732% 2049[3,5,6]	31,500	34,400
American Balanced Fund — Page 17 of 31

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Commercial Mortgage Trust, Series 2015-3BP, Class A, 3.178% 2035[3,6]	$9,700	$10,250
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[6]	16,982	17,173
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 6.007% 2049[5,6]	874	904
Commercial Mortgage Trust, Series 2015-PC1, Class A-5, 3.902% 2050[6]	15,265	16,827
Commercial Mortgage Trust, Series 2015-LC-23, Class ASB, 3.598% 2053[6]	19,241	20,975
Commonwealth Bank of Australia 2.25% 2017[3,6]	675	681
Commonwealth Bank of Australia 1.875% 2018[3,6]	5,700	5,782
Commonwealth Bank of Australia 2.00% 2019[3,6]	23,500	23,877
Connecticut Avenue Securities, Series 2013-C01, Class M-1, 2.453% 2023[3,5,6]	480	483
Connecticut Avenue Securities, Series 2014-C01, Class M-1, 2.053% 2024[3,5,6]	1,132	1,138
Connecticut Avenue Securities, Series 2015-C01, Class 1-M-1, 1.953% 2025[5,6]	1,347	1,351
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,6]	36,245	38,156
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[3,6]	800	803
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[6]	594	655
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[6]	398	430
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[6]	558	597
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[6]	916	972
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034[6]	2,687	2,743
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.889% 2039[5,6]	14,190	14,489
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[5,6]	13,539	14,004
CSAIL Commercial Mortgage Trust, Series 2015-C-4, Class ASB, 3.6167% 2048[6]	5,600	6,084
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,6]	244	246
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[3,6]	9,500	10,653
DNB ASA 1.45% 2019[3,6]	925	930
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.298% 2031[3,5,6]	9,329	9,244
Fannie Mae 11.00% 2018[6]	8	8
Fannie Mae 4.50% 2025[6]	4,256	4,583
Fannie Mae 4.50% 2025[6]	3,535	3,772
Fannie Mae 2.50% 2027[6]	27,059	28,102
Fannie Mae 2.50% 2027[6]	25,567	26,540
Fannie Mae 2.50% 2027[6]	1,746	1,813
Fannie Mae 2.50% 2027[6]	1,707	1,774
Fannie Mae 2.50% 2027[6]	1,308	1,358
Fannie Mae 2.50% 2027[6]	965	1,002
Fannie Mae 2.50% 2027[6]	810	841
Fannie Mae 2.50% 2027[6]	787	817
Fannie Mae 2.50% 2028[6]	20,384	21,224
Fannie Mae 2.50% 2028[6]	4,824	5,023
Fannie Mae 2.50% 2028[6]	2,563	2,660
Fannie Mae 2.50% 2028[6]	2,312	2,400
Fannie Mae 2.50% 2028[6]	2,128	2,209
Fannie Mae 2.50% 2028[6]	1,406	1,459
Fannie Mae 2.50% 2028[6]	893	927
Fannie Mae 2.50% 2028[6]	700	727
Fannie Mae 2.50% 2028[6]	337	349
Fannie Mae 2.50% 2031[6,7]	530,225	547,789
Fannie Mae 3.00% 2031[6,7]	250,000	261,870
Fannie Mae 5.50% 2033[6]	3,160	3,584
Fannie Mae 5.50% 2033[6]	2,861	3,246
Fannie Mae 5.50% 2033[6]	320	362
Fannie Mae 4.50% 2034[6]	11,051	12,116
Fannie Mae 3.00% 2035[6]	37,410	39,351
Fannie Mae 3.00% 2035[6]	33,467	35,098
Fannie Mae 3.00% 2035[6]	26,420	27,717
American Balanced Fund — Page 18 of 31

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.50% 2035[6]	$73,652	$78,295
Fannie Mae 3.50% 2035[6]	58,281	61,802
Fannie Mae 3.50% 2035[6]	44,991	47,842
Fannie Mae 3.50% 2035[6]	38,711	41,142
Fannie Mae 3.50% 2035[6]	32,978	35,067
Fannie Mae 3.50% 2035[6]	11,716	12,455
Fannie Mae 3.50% 2035[6]	603	643
Fannie Mae 5.00% 2035[6]	1,122	1,251
Fannie Mae 5.50% 2035[6]	1,313	1,489
Fannie Mae 5.50% 2035[6]	749	853
Fannie Mae 6.50% 2035[6]	2,828	3,376
Fannie Mae 5.50% 2036[6]	276	314
Fannie Mae 5.50% 2036[6]	230	261
Fannie Mae 6.00% 2036[6]	869	1,000
Fannie Mae 6.00% 2037[6]	10,513	12,099
Fannie Mae 6.50% 2037[6]	2,071	2,399
Fannie Mae 6.50% 2037[6]	1,903	2,130
Fannie Mae 6.50% 2037[6]	1,083	1,247
Fannie Mae 7.00% 2037[6]	474	529
Fannie Mae 7.00% 2037[6]	414	463
Fannie Mae 7.00% 2037[6]	311	348
Fannie Mae 5.50% 2038[6]	567	638
Fannie Mae 6.50% 2038[6]	2,993	3,465
Fannie Mae 5.50% 2039[6]	88	99
Fannie Mae 6.00% 2039[6]	14,098	16,142
Fannie Mae 4.00% 2040[6]	3,693	4,041
Fannie Mae 4.50% 2040[6]	17,280	18,904
Fannie Mae 4.50% 2040[6]	14,211	15,585
Fannie Mae 4.50% 2040[6]	11,235	12,319
Fannie Mae 5.00% 2040[6]	12,883	14,347
Fannie Mae 5.00% 2040[6]	2,863	3,202
Fannie Mae 5.00% 2040[6]	1,621	1,806
Fannie Mae 5.00% 2040[6]	1,309	1,458
Fannie Mae 4.00% 2041[6]	13,101	14,297
Fannie Mae 4.00% 2041[6]	10,096	11,019
Fannie Mae 4.00% 2041[6]	9,867	10,616
Fannie Mae 4.00% 2041[6]	6,088	6,662
Fannie Mae 4.00% 2041[6]	3,827	4,188
Fannie Mae 4.00% 2041[6]	2,881	3,153
Fannie Mae 4.00% 2041[6]	1,934	2,123
Fannie Mae 4.50% 2041[6]	8,552	9,380
Fannie Mae 5.00% 2041[6]	2,528	2,817
Fannie Mae 5.00% 2041[6]	2,178	2,428
Fannie Mae 5.00% 2041[6]	1,837	2,040
Fannie Mae 5.00% 2041[6]	1,769	1,971
Fannie Mae 5.00% 2041[6]	1,660	1,843
Fannie Mae 5.00% 2041[6]	1,633	1,815
Fannie Mae 5.00% 2041[6]	1,192	1,329
Fannie Mae 5.00% 2041[6]	918	1,024
Fannie Mae 5.00% 2041[6]	586	655
Fannie Mae 5.00% 2041[6]	581	648
Fannie Mae 5.00% 2041[6]	482	537
Fannie Mae 5.00% 2041[6]	291	325
Fannie Mae 5.00% 2041[6]	270	301
Fannie Mae 5.00% 2041[6]	171	191
American Balanced Fund — Page 19 of 31

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 5.00% 2041[6]	$142	$158
Fannie Mae 5.00% 2041[6]	114	128
Fannie Mae 5.00% 2041[6]	42	47
Fannie Mae 5.00% 2041[6]	39	43
Fannie Mae 5.00% 2041[6]	30	33
Fannie Mae 3.50% 2042[6]	23,069	24,422
Fannie Mae 4.00% 2042[6]	29,549	32,339
Fannie Mae 4.00% 2042[6]	15,223	16,618
Fannie Mae 4.00% 2042[6]	9,963	10,899
Fannie Mae 4.00% 2042[6]	9,684	10,597
Fannie Mae 4.00% 2042[6]	7,975	8,705
Fannie Mae 4.00% 2042[6]	3,352	3,639
Fannie Mae 4.00% 2042[6]	2,509	2,723
Fannie Mae 5.00% 2042[6]	257	285
Fannie Mae 3.00% 2043[6]	32,094	33,385
Fannie Mae 3.00% 2043[6]	31,659	32,932
Fannie Mae 3.00% 2043[6]	18,599	19,350
Fannie Mae 3.00% 2043[6]	18,066	18,793
Fannie Mae 3.00% 2043[6]	17,227	17,920
Fannie Mae 3.00% 2043[6]	14,782	15,376
Fannie Mae 3.00% 2043[6]	14,103	14,670
Fannie Mae 3.00% 2043[6]	13,984	14,544
Fannie Mae 3.00% 2043[6]	11,661	12,127
Fannie Mae 3.00% 2043[6]	9,722	10,114
Fannie Mae 3.00% 2043[6]	7,316	7,610
Fannie Mae 3.00% 2043[6]	4,121	4,286
Fannie Mae 3.00% 2043[6]	4,086	4,251
Fannie Mae 3.00% 2043[6]	4,006	4,167
Fannie Mae 3.00% 2043[6]	3,965	4,124
Fannie Mae 3.50% 2043[6]	33,175	35,017
Fannie Mae 3.50% 2043[6]	21,734	22,986
Fannie Mae 3.50% 2043[6]	15,724	16,630
Fannie Mae 3.50% 2043[6]	5,746	6,077
Fannie Mae 3.50% 2043[6]	2,682	2,844
Fannie Mae 3.50% 2043[6]	1,808	1,912
Fannie Mae 4.00% 2043[6]	15,090	16,493
Fannie Mae 4.00% 2043[6]	9,078	9,886
Fannie Mae 4.00% 2043[6]	4,177	4,520
Fannie Mae 4.00% 2043[6]	2,849	3,117
Fannie Mae 4.00% 2043[6]	2,833	3,100
Fannie Mae 4.00% 2043[6]	975	1,068
Fannie Mae 4.00% 2043[6]	593	651
Fannie Mae 4.00% 2043[6]	547	598
Fannie Mae 4.00% 2043[6]	508	556
Fannie Mae 4.00% 2043[6]	450	494
Fannie Mae 4.00% 2043[6]	381	416
Fannie Mae 4.50% 2043[6]	17,086	18,706
Fannie Mae 4.50% 2043[6]	10,920	11,924
Fannie Mae 3.50% 2044[6]	21,795	23,005
Fannie Mae 3.50% 2044[6]	20,948	22,110
Fannie Mae 3.50% 2044[6]	2,109	2,227
Fannie Mae 3.50% 2045[6]	23,318	24,941
Fannie Mae 4.00% 2045[6]	88,064	95,986
Fannie Mae 4.00% 2045[6]	80,886	88,193
Fannie Mae 4.00% 2045[6]	68,212	73,489
American Balanced Fund — Page 20 of 31

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2045[6]	$43,810	$47,795
Fannie Mae 4.00% 2045[6]	39,294	42,882
Fannie Mae 4.00% 2045[6]	25,785	28,144
Fannie Mae 4.00% 2045[6]	18,790	20,508
Fannie Mae 4.00% 2045[6]	16,431	17,702
Fannie Mae 3.00% 2046[6,7]	2,230	2,314
Fannie Mae 3.50% 2046[6]	30,735	32,680
Fannie Mae 4.00% 2046[6]	137,673	147,982
Fannie Mae 4.00% 2046[6,7]	22,958	24,612
Fannie Mae 4.00% 2046[6,7]	7,792	8,346
Fannie Mae 4.00% 2046[6]	5,063	5,496
Fannie Mae 4.50% 2046[6,7]	16,630	18,154
Fannie Mae 4.50% 2046[6]	15,982	17,608
Fannie Mae 4.50% 2046[6]	3,205	3,531
Fannie Mae 6.50% 2047[6]	262	298
Fannie Mae 6.50% 2047[6]	120	137
Fannie Mae 6.50% 2047[6]	81	92
Fannie Mae 7.00% 2047[6]	239	276
Fannie Mae 7.00% 2047[6]	129	149
Fannie Mae 7.00% 2047[6]	105	122
Fannie Mae 7.00% 2047[6]	89	103
Fannie Mae 7.00% 2047[6]	11	12
Fannie Mae, Series 2014-M6, Class FA, multifamily 0.75% 2017[5,6]	7,869	7,874
Fannie Mae, Series 2012-M8, multifamily 1.52% 2019[6]	11,920	11,998
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[6]	21,843	22,722
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[6]	14,000	14,729
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[5,6]	19,245	21,067
Fannie Mae, Series 2014-M1, Class A2, multifamily 3.411% 2023[5,6]	16,000	17,357
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[5,6]	16,585	18,454
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[5,6]	16,865	18,177
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[5,6]	18,000	19,880
Fannie Mae, Series 2001-4, Class NA, 9.696% 2025[5,6]	7	8
Fannie Mae, Series 2001-20, Class D, 11.003% 2031[5,6]	1	1
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[6]	1,312	1,187
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[6]	252	298
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[6]	168	196
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[6]	321	379
Fannie Mae, Series 2002-W1, Class 2A, 6.233% 2042[5,6]	349	415
Freddie Mac 5.00% 2023[6]	2,851	3,089
Freddie Mac 5.00% 2023[6]	2,047	2,217
Freddie Mac 5.00% 2023[6]	1,177	1,275
Freddie Mac 5.00% 2023[6]	591	641
Freddie Mac 5.00% 2023[6]	553	599
Freddie Mac 5.00% 2023[6]	410	444
Freddie Mac 5.00% 2024[6]	3,764	4,055
Freddie Mac 6.50% 2027[6]	582	670
Freddie Mac 6.50% 2027[6]	299	345
Freddie Mac 6.50% 2027[6]	88	102
Freddie Mac 6.50% 2028[6]	349	404
Freddie Mac 3.00% 2034[6]	60,260	63,363
Freddie Mac 3.50% 2034[6]	62,207	66,415
Freddie Mac 3.00% 2035[6]	17,684	18,596
Freddie Mac 3.00% 2035[6]	3,707	3,898
Freddie Mac 3.00% 2035[6]	3,649	3,827
Freddie Mac 3.50% 2035[6]	56,421	60,097
American Balanced Fund — Page 21 of 31

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.50% 2035[6]	$49,727	$52,952
Freddie Mac 3.50% 2035[6]	36,939	39,336
Freddie Mac 3.50% 2035[6]	36,922	39,325
Freddie Mac 3.50% 2035[6]	25,273	26,921
Freddie Mac 3.50% 2035[6]	12,411	13,217
Freddie Mac 3.50% 2035[6]	12,014	12,798
Freddie Mac 3.50% 2035[6]	9,764	10,401
Freddie Mac 5.50% 2037[6]	358	403
Freddie Mac 5.50% 2037[6]	70	78
Freddie Mac 5.50% 2038[6]	245	275
Freddie Mac 5.50% 2038[6]	95	107
Freddie Mac 6.00% 2038[6]	1,569	1,787
Freddie Mac 6.00% 2038[6]	228	261
Freddie Mac 5.50% 2039[6]	363	410
Freddie Mac 2.725% 2040[5,6]	76	80
Freddie Mac 4.50% 2040[6]	13,274	14,564
Freddie Mac 4.50% 2040[6]	734	806
Freddie Mac 4.50% 2041[6]	2,025	2,224
Freddie Mac 4.50% 2041[6]	1,683	1,850
Freddie Mac 4.50% 2041[6]	763	838
Freddie Mac 4.50% 2041[6]	542	594
Freddie Mac 4.50% 2041[6]	370	406
Freddie Mac 4.50% 2041[6]	116	126
Freddie Mac 5.00% 2041[6]	658	728
Freddie Mac 3.50% 2042[6]	1,961	2,071
Freddie Mac 4.00% 2042[6]	16,686	18,097
Freddie Mac 3.50% 2043[6]	1,649	1,742
Freddie Mac 4.00% 2043[6]	2,521	2,749
Freddie Mac 4.00% 2043[6]	1,045	1,140
Freddie Mac 4.00% 2043[6]	983	1,072
Freddie Mac 4.00% 2043[6]	771	844
Freddie Mac 4.00% 2043[6]	486	535
Freddie Mac 3.50% 2044[6]	37,018	39,082
Freddie Mac 4.00% 2044[6]	7,681	8,379
Freddie Mac 3.50% 2045[6]	44,236	47,370
Freddie Mac 4.00% 2045[6]	91,220	99,408
Freddie Mac 4.00% 2045[6]	42,494	46,490
Freddie Mac 4.00% 2045[6]	24,519	26,850
Freddie Mac 4.00% 2045[6]	14,088	15,358
Freddie Mac 3.50% 2046[6]	135,000	142,723
Freddie Mac 3.50% 2046[6]	132,787	140,120
Freddie Mac 3.50% 2046[6]	47,698	50,332
Freddie Mac 4.00% 2046[6]	245,345	262,849
Freddie Mac 4.00% 2046[6,7]	86,100	92,155
Freddie Mac 4.00% 2046[6]	11,191	12,135
Freddie Mac 4.00% 2046[6]	2,527	2,739
Freddie Mac 4.50% 2046[6]	2,935	3,232
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[6]	7,560	8,119
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[6]	2,797	2,829
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[6]	16,000	16,551
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[6]	16,555	17,246
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[6]	15,904	16,844
Freddie Mac, Series K721, Class A2, multifamily 3.090% 2022[6]	23,000	24,829
Freddie Mac, Series 2013-DN2, Class M-1, 1.903% 2023[5,6]	5,701	5,731
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[6]	1,075	1,109
American Balanced Fund — Page 22 of 31

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K034, Class A1, multifamily 2.669% 2023[6]	$7,639	$7,956
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[5,6]	16,500	18,367
Freddie Mac, Series 2013-DN1, Class M-1, 3.853% 2023[5,6]	7,550	7,715
Freddie Mac, Series 2014-DN2, Class M-1, 1.303% 2024[5,6]	1,515	1,516
Freddie Mac, Series 2014-DN1, Class M-1, 1.453% 2024[5,6]	4,689	4,697
Freddie Mac, Series 2014-HQ2, Class M-1, 1.903% 2024[5,6]	10,102	10,155
Freddie Mac, Series 2014-DN2, Class M-2, 2.103% 2024[5,6]	11,535	11,563
Freddie Mac, Series 2014-HQ1, Class M-1, 2.103% 2024[5,6]	3,916	3,930
Freddie Mac, Series 2014-HQ3, Class M-1, 2.103% 2024[5,6]	115	115
Freddie Mac, Series 2014-HQ2, Class M-2, 2.653% 2024[5,6]	21,320	21,347
Freddie Mac, Series 2014-DN4, Class M-2, 2.853% 2024[5,6]	5,600	5,647
Freddie Mac, Series 2014-HQ1, Class M-2, 2.953% 2024[5,6]	11,100	11,258
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[6]	36,400	39,462
Freddie Mac, Series 2015-HQ2, Class M-1, 1.553% 2025[5,6]	2,671	2,672
Freddie Mac, Series 2015-DN1, Class M-1, 1.703% 2025[5,6]	677	679
Freddie Mac, Series 2015-HQ2, Class M-2, 2.403% 2025[5,6]	11,200	11,119
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[6]	13,505	14,373
Freddie Mac, Series K047, Class A2, multifamily 3.329% 2025[6]	20,000	22,109
Freddie Mac, Series K050, Class A2, multifamily 3.334% 2025[5,6]	11,440	12,655
Freddie Mac, Series K055, Class A2, multifamily 2.673% 2026[6]	30,000	31,413
Freddie Mac, Series K054, Class A2, multifamily 2.745% 2026[6]	18,900	19,925
Freddie Mac, Series 2015-HQA-2, Class M-1, 1.603% 2028[5,6]	2,669	2,671
Freddie Mac, Series T-041, Class 3-A, 6.625% 2032[5,6]	1,674	1,806
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[6]	3,365	3,059
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[6]	2,265	2,191
Freddie Mac, Series 3318, Class JT, 5.50% 2037[6]	3,953	4,478
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, 5.29% 2045[5,6]	2,925	2,923
Government National Mortgage Assn. 10.00% 2021[6]	82	91
Government National Mortgage Assn. 6.00% 2038[6]	9,303	10,668
Government National Mortgage Assn. 6.50% 2038[6]	4,716	5,482
Government National Mortgage Assn. 4.00% 2039[6]	1,996	2,146
Government National Mortgage Assn. 4.00% 2039[6]	1,765	1,898
Government National Mortgage Assn. 4.00% 2039[6]	1,139	1,225
Government National Mortgage Assn. 4.00% 2040[6]	14,531	15,881
Government National Mortgage Assn. 4.00% 2040[6]	10,649	11,564
Government National Mortgage Assn. 4.00% 2040[6]	3,357	3,622
Government National Mortgage Assn. 4.00% 2040[6]	3,053	3,336
Government National Mortgage Assn. 4.00% 2040[6]	2,988	3,255
Government National Mortgage Assn. 4.00% 2040[6]	1,710	1,841
Government National Mortgage Assn. 4.00% 2040[6]	1,655	1,786
Government National Mortgage Assn. 4.00% 2041[6]	22,557	24,329
Government National Mortgage Assn. 4.00% 2041[6]	2,753	2,961
Government National Mortgage Assn. 4.00% 2041[6]	1,670	1,800
Government National Mortgage Assn. 4.00% 2041[6]	345	372
Government National Mortgage Assn. 4.50% 2043[6]	3,130	3,364
Government National Mortgage Assn. 4.00% 2044[6]	232	248
Government National Mortgage Assn. 4.00% 2045[6]	49,537	52,967
Government National Mortgage Assn. 4.50% 2045[6]	102,851	110,455
Government National Mortgage Assn. 4.50% 2045[6]	94,144	101,104
Government National Mortgage Assn. 4.50% 2045[6]	62,540	67,531
Government National Mortgage Assn. 4.50% 2045[6]	44,563	47,857
Government National Mortgage Assn. 4.50% 2045[6]	43,954	47,194
Government National Mortgage Assn. 4.50% 2045[6]	27,558	29,617
Government National Mortgage Assn. 5.104% 2061[6]	1,490	1,574
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[6]	3,431	3,472
American Balanced Fund — Page 23 of 31

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[6]	$32,292	$32,592
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[6]	33,761	34,878
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A-4, 5.56% 2039[6]	5,324	5,339
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.988% 2045[5,6]	3,000	3,088
GS Mortgage Securities Corp. II, Series 2015-GS-1, Class AAB, 3.553% 2048[6]	8,700	9,470
Hilton USA Trust, Series 2013-HLF, Class AFX, 2.662% 2030[3,6]	14,110	14,181
Hilton USA Trust, Series 2013-HLF, Class BFX, 3.367% 2030[3,6]	4,325	4,350
Hilton USA Trust, Series 2013-HLF, Class CFX, 3.714% 2030[3,6]	1,250	1,258
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A1A, 5.811% 2043[5,6]	353	352
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814% 2043[5,6]	324	324
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A4, 5.399% 2045[6]	3,376	3,372
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3A, Class A2, 3.673% 2046[3,6]	268	269
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336% 2047[6]	8,962	9,043
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM, 5.372% 2047[6]	15,596	15,557
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A1A, 5.431% 2047[5,6]	4,692	4,748
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A1A, 5.439% 2049[6]	5,018	5,108
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A1A, 5.887% 2049[5,6]	45,548	46,725
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A4, 5.887% 2049[5,6]	32,028	32,752
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716% 2051[6]	17,080	17,642
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A1A, 5.85% 2051[5,6]	13,939	14,435
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,6]	9,549	10,432
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.073% 2044[5,6]	6,258	6,485
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[6]	41,248	41,976
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040[6]	27,909	28,311
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[5,6]	2,675	2,714
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[5,6]	24,060	24,821
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.363% 2045[5,6]	11,575	12,230
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.021% 2050[5,6]	8,000	8,179
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.071% 2049[5,6]	9,849	10,165
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-27, Class ASB, 3.557% 2047[6]	4,000	4,335
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-22, Class ASB, 3.04% 2048[6]	3,380	3,555
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-26, Class ASB, 3.323% 2048[6]	10,000	10,710
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C-25, Class ASB, 3.383% 2048[6]	4,500	4,834
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[3,6]	14,570	15,504
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[6]	20,464	20,607
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[6]	4,500	4,587
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.102% 2049[5,6]	17,347	18,003
National Australia Bank 2.00% 2017[3,6]	500	504
National Australia Bank 1.25% 2018[3,6]	14,120	14,153
National Australia Bank 2.00% 2019[3,6]	4,925	5,011
National Bank of Canada 2.20% 2016[3,6]	600	602
Nordea Eiendomskreditt AS 2.125% 2017[3,6]	700	702
Royal Bank of Canada 1.125% 2017[6]	1,000	1,000
Royal Bank of Canada 2.00% 2019[6]	3,550	3,601
Royal Bank of Canada 2.20% 2019[6]	37,700	38,719
Royal Bank of Canada 1.875% 2020[6]	18,000	18,250
Royal Bank of Canada 2.10% 2020[6]	5,000	5,105
Station Place Securitization Trust, Series 2016-1, Class A, 1.453% 2048[2,5,6]	16,000	16,000
Station Place Securitization Trust, Series 2016-3, Class A, 1.546% 2048[2,3,5,6]	39,000	39,000
Swedbank AB 2.125% 2016[3,6]	525	526
Swedbank AB 1.375% 2018[3,6]	925	930
Toronto-Dominion Bank 1.625% 2016[3,6]	400	401
Toronto-Dominion Bank 1.50% 2017[3,6]	65,000	65,266
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[6]	14,000	14,225
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[5,6]	1,777	1,776
American Balanced Fund — Page 24 of 31

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[6]	$10,000	$10,281
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.889% 2049[5,6]	31,635	32,610
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 6.147% 2051[5,6]	17,000	17,512
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-1, Class ASB, 2.934% 2048[6]	3,030	3,162
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 2.880% 2035[5,6]	6,762	6,842
Westpac Banking Corp. 2.45% 2016[3,6]	575	579
Westpac Banking Corp. 1.25% 2017[3,6]	800	802
Westpac Banking Corp. 1.375% 2018[3,6]	3,325	3,341
Westpac Banking Corp. 1.85% 2018[3,6]	8,300	8,416
Westpac Banking Corp. 2.00% 2019[3,6]	28,300	28,889
Westpac Banking Corp. 2.25% 2020[3,6]	12,500	12,840
Westpac Banking Corp. 2.00% 2021[3,6]	10,825	10,923
		6,574,469
Asset-backed obligations 1.31%
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[3,6]	16,535	16,955
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[3,6]	55,500	56,541
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,6]	18,500	18,706
Aesop Funding LLC, Series 2015-2-A, Class A, 2.63% 2021[3,6]	11,665	11,887
Ally Master Owner Trust, Series 2014-4, Class A1, 0.842% 2019[5,6]	10,000	9,990
Ally Master Owner Trust, Series 2014-1, Class A1, 0.912% 2019[5,6]	6,985	6,987
Ally Master Owner Trust, Series 2014-1, Class A2, 1.29% 2019[6]	7,675	7,686
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[6]	13,510	13,597
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[6]	1,939	1,938
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class C, 1.93% 2018[6]	482	482
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A-3, 1.15% 2019[6]	6,300	6,298
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 2019[6]	11,125	11,113
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[6]	8,705	8,709
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[6]	3,190	3,261
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 2022[3,6]	621	620
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 2019[3,6]	1,389	1,392
Avant Loans Funding Trust, Series 2016-A, Class A, 4.11% 2019[3,6]	16,741	16,743
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[3,6]	4,694	4,698
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[6]	19,600	19,723
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[6]	15,110	15,210
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, 2.131% 2020[2,3,5,6]	5,494	5,367
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.528% 2021[2,3,5,6]	9,109	8,883
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[6]	12,600	12,620
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.885% 2026[3,5,6]	10,422	10,387
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-3, 0.83% 2018[3,6]	1,328	1,329
Chrysler Capital Auto Receivables Trust, Series 2015-A-A, Class A-3, 1.22% 2019[3,6]	26,435	26,484
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-4, 1.31% 2019[3,6]	4,150	4,162
Citi Held For Issuance, Series 2015-PM-2, Class A, 2.35% 2022[3,6]	9,843	9,834
Citi Held For Issuance, Series 2015-PM-3, Class A, 2.56% 2022[3,6]	3,271	3,272
Citi Held For Issuance, Series 2016-PM-1, Class A, 4.65% 2025[3,6]	2,883	2,922
Citibank Credit Card Issuance Trust, Series 2008-A-2, Class A2, 1.601% 2020[5,6]	8,000	8,113
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2021[6]	16,725	17,253
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[3,6]	1,761	1,773
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[3,6]	1,835	1,834
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 2019[3,6]	3,969	3,966
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[3,6]	2,022	2,021
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[3,6]	1,250	1,258
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[3,6]	10,350	10,436
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[3,6]	960	967
CWABS, Inc., Series 2004-BC1, Class M-1, 1.203% 2034[5,6]	2,349	2,271
American Balanced Fund — Page 25 of 31

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[6]	$7,595	$7,797
DRB Prime Student Loan Trust, Series 2015-D, Class A-3, 2.50% 2036[3,6]	3,014	3,022
Drive Auto Receivables Trust, Series 2015-DA, Class A-2-A, 1.23% 2018[3,6]	820	820
Drive Auto Receivables Trust, Series 2015-AA, Class B, 2.28% 2019[3,6]	6,000	6,016
Drive Auto Receivables Trust, Series 2015-B-A, Class C, 2.76% 2021[3,6]	20,720	20,783
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[3,6]	7,910	7,924
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[3,6]	9,500	9,585
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[3,6]	20,790	21,074
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[3,6]	29,000	29,830
Drivetime Auto Owner Trust, Series 2015-3-A, Class A, 1.66% 2019[3,6]	5,572	5,577
Drivetime Auto Owner Trust, Series 2016-2-A, Class A, 1.73% 2019[3,6]	4,802	4,803
Drivetime Auto Owner Trust, Series 2016-1-A, Class C, 3.54% 2021[3,6]	2,730	2,760
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[3,6]	3,308	3,302
Enterprise Fleet Financing LLC, Series 2014-1, Class A3, 1.38% 2019[3,6]	5,000	5,001
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[3,6]	6,511	6,501
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 2020[3,6]	14,006	13,992
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[6]	6,604	6,605
Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.89% 2017[6]	4,335	4,336
Ford Credit Auto Owner Trust, Series 2014-A-A3, 0.79% 2018[6]	3,898	3,899
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[3,6]	4,250	4,339
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[3,6]	19,800	20,175
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[3,6]	26,380	27,127
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[3,6]	50,000	50,327
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[3,6]	47,270	48,317
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[3,6]	51,470	52,924
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A-1, 1.42% 2020[6]	18,860	18,903
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A-1, 1.98% 2022[6]	14,390	14,590
Henderson Receivables LLC, Series 2006-4-A, Class A-1, 0.642% 2041[3,5,6]	5,186	5,026
Henderson Receivables LLC, Series 2006-3-A, Class A-1, 5.525% 2041[3,5,6]	4,277	4,085
Henderson Receivables LLC, Series 2015-1A, Class A, 3.26% 2072[3,6]	7,119	7,109
Henderson Receivables LLC, Series 2014-2A, Class A, 3.61% 2073[3,6]	6,989	7,021
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.845% 2028[3,5,6]	8,859	8,864
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3,6]	5,333	5,333
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3,6]	23,840	23,856
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 2021[3,6]	18,085	18,556
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,6]	31,211	31,661
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021[3,6]	1,263	1,283
Hilton Grand Vacation Trust, Series 2014-AA, Class A, 1.77% 2026[3,6]	3,183	3,135
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2018[6]	10,091	10,090
MarketPlace Loan Trust, Series 2015-AV-1, Class A, 4.00% 2021[3,6]	4,260	4,279
Mississippi Higher Education Assistance Corp., Series 2014-1, Class A1, 1.133% 2035[5,6]	4,312	4,217
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239% 2026[2,3,6]	9,480	9,482
Navient Student Loan Trust, Series 2015-A, Class A-1, 0.942% 2021[3,5,6]	2,002	2,002
Navient Student Loan Trust, Series 2014-AA, Class A-1, 0.922% 2022[3,5,6]	684	684
Navient Student Loan Trust, Series 2015-2, Class A-3, 1.023% 2040[5,6]	2,725	2,587
New Residential Advance Receivables Trust, Series 2015-T-4, Class A-T-4, 3.1956% 2047[3,6]	8,000	8,043
Ocwen Master Advance Receivable Trust, Series 2015-1, Class AT-1, 2.5365% 2046[3,6]	4,384	4,390
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 2025[3,6]	6,000	6,028
Onemain Financial Issuance Trust, Series 2015-1-A, Class A, 3.19% 2026[3,6]	22,436	22,695
Onemain Financial Issuance Trust, Series 2016-2-A, Class A, 4.10% 2028[3,6]	7,000	7,226
Onemain Financial Issuance Trust, Series 2016-1-A, Class A, 3.66% 2029[3,6]	5,260	5,391
Onemain Financial Issuance Trust, Series 2016-1-A, Class B, 4.57% 2029[3,6]	3,000	2,858
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033[6]	593	615
RAMP Trust, Series 2003-RZ4, Class A-7, 5.29% 2033[5,6]	147	153
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033[6]	324	342
American Balanced Fund — Page 26 of 31

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2017[6]	$304	$304
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[6]	5,541	5,542
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 2018[6]	2,253	2,255
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[6]	5,033	5,038
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[6]	11,883	11,887
Santander Drive Auto Receivables Trust, Series 2013-3, Class C, 1.81% 2019[6]	9,300	9,325
Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.82% 2019[6]	7,255	7,282
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2019[6]	8,022	8,046
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 2019[6]	5,000	5,040
Santander Drive Auto Receivables Trust, Series 2013-A, Class C, 3.12% 2019[3,6]	1,040	1,053
Santander Drive Auto Receivables Trust, Series 2015-5, Class B, 1.96% 2020[6]	4,500	4,529
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[6]	11,496	11,565
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 2020[6]	1,275	1,288
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[6]	15,310	15,455
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[6]	5,555	5,654
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[6]	17,985	18,244
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[6]	125	127
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[6]	7,100	7,246
SLM Private Credit Student Loan Trust, Series 2008-1, Class A-3, 1.138% 2017[5,6]	2,175	2,173
SLM Private Credit Student Loan Trust, Series 2014-A, Class A-1, 1.042% 2022[3,5,6]	1,765	1,765
SMB Private Education Loan Trust, Series 2015-A, Class A-2-A, 2.49% 2027[3,6]	2,100	2,127
Social Professional Loan Program LLC, Series 2015-C, Class A-1, 1.496% 2035[3,5,6]	6,319	6,202
Social Professional Loan Program LLC, Series 2015-D, Class A-2, 2.72% 2036[3,6]	23,695	24,001
South Carolina Student Loan Corp., Series 2014-1, Class A1, 1.207% 2030[5,6]	4,550	4,425
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1.457% 2033[5,6]	12,240	11,840
South Carolina Student Loan Corp., Series 2014-1, Class B, 1.957% 2035[5,6]	3,350	2,890
SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.70% 2023[3,6]	4,132	4,148
Trade Maps Ltd., 2013-1-A-A, 1.145% 2018[3,5,6]	12,320	12,272
Trade Maps Ltd., 2013-1-A-B, 1.695% 2018[3,5,6]	2,220	2,204
USAA Auto Owner Trust, Series 2014-1, Class A-3, 0.58% 2017[6]	1,317	1,317
Utility Debt Securitization Auth., Series 2013-T, 2.042% 2021[6]	3,510	3,589
Utility Debt Securitization Auth., Series 2013-T, 3.435% 2025[6]	2,625	2,862
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[6]	37,000	37,015
Westlake Automobile Receivables Trust, Series 2015-1-A, Class A-2, 1.17% 2018[3,6]	1,457	1,456
Westlake Automobile Receivables Trust, Series 2016-1-A, Class C, 3.29% 2021[3,6]	4,500	4,550
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, 0.922% 2022[5,6]	2,625	2,623
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[6]	8,990	9,003
		1,231,370
Federal agency bonds & notes 0.70%
CoBank, ACB 1.253% 2022[3,5]	25,105	23,410
Fannie Mae 0.375% 2016	64,125	64,124
Fannie Mae 0.625% 2016	62,975	62,988
Fannie Mae 0.875% 2018	10,000	10,032
Fannie Mae 1.00% 2019	15,000	15,077
Fannie Mae 1.375% 2021	15,000	15,184
Fannie Mae 2.625% 2024	42,145	45,373
Fannie Mae 2.125% 2026	45,510	46,856
Fannie Mae 6.25% 2029	4,000	5,813
Federal Farm Credit Banks 0.496% 2017[5]	31,250	31,253
Federal Farm Credit Banks 0.508% 2017[5]	23,143	23,150
Federal Home Loan Bank 0.50% 2016	35,895	35,899
Federal Home Loan Bank 0.875% 2018	77,140	77,476
Federal Home Loan Bank 1.875% 2020	25,660	26,470
Federal Home Loan Bank 3.375% 2023	16,840	18,946
American Balanced Fund — Page 27 of 31

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Federal Home Loan Bank 5.50% 2036	$600	$864
Freddie Mac 0.75% 2018	38,120	38,163
Freddie Mac 0.75% 2018	22,612	22,641
Freddie Mac 1.125% 2019	15,000	15,136
Freddie Mac 2.375% 2022	27,000	28,632
Private Export Funding Corp. 3.55% 2024	25,897	29,237
Tennessee Valley Authority, Series B, 3.50% 2042	14,750	16,109
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	3,750	3,970
		656,803
Bonds & notes of governments & government agencies outside the U.S. 0.24%
Caisse d’Amortissement de la Dette Sociale 1.125% 2017[3]	9,205	9,206
Europe Government Agency-Guaranteed, Dexia Credit Local 1.25% 2016[3]	2,300	2,302
FMS Wertmanagement 1.625% 2018	5,000	5,088
International Bank for Reconstruction and Development 8.25% 2016	1,050	1,064
Israeli Government 3.15% 2023	35,000	37,356
Japan Finance Organization for Municipalities 2.125% 2019[3]	10,000	10,163
Landwirtschaftliche Rentenbank 1.75% 2019	8,880	9,061
Province of Manitoba 3.05% 2024	13,500	14,678
Province of Ontario 3.20% 2024	10,000	10,921
Spanish Government 4.00% 2018[3]	54,950	57,264
Swedish Export Credit Corp. 2.875% 2023[3]	3,000	2,970
United Mexican States Government Global 3.60% 2025	32,600	34,189
United Mexican States Government Global 4.125% 2026	14,650	15,914
United Mexican States Government Global 5.55% 2045	15,000	18,019
		228,195
Municipals 0.15%
State of California, Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 3.821% 2022	11,640	12,784
State of California, Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-2, 0.69% 2038 (put 2017)[5]	2,400	2,397
State of California, Los Angeles Community College Dist. (County of Los Angeles), G.O. Build America Bonds, 2008 Election, Series 2010-E, 6.60% 2042	15,000	22,968
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	1,785	1,918
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	2,275	2,485
State of Connecticut, Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	1,595	1,698
State of Florida, Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	205	215
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	4,000	4,185
State of Georgia, Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2013-A, 3.00% 2043	190	192
State of Georgia, Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	2,175	2,327
State of Illinois, Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043[6]	1,096	1,071
State of Illinois, Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.41% 2050 (put 2025)[5]	6,500	6,468
State of Iowa, Fin. Auth., Single-family Mortgage Bonds (Mortgage-backed Securities Program), Series 2013-1, 2.15% 2043[6]	684	657
State of Kentucky, Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,205	1,274
State of Maine, Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	780	814
State of Maine, Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-C-1, AMT, 3.50% 2044	810	865
State of Maryland, Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	3,350	3,387
American Balanced Fund — Page 28 of 31

unaudited
Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of Maryland, Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	$3,705	$3,948
State of Massachusetts, Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	555	587
State of Michigan, City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, 1.019% 2032[5]	5,000	4,503
State of Michigan, Fin. Auth., Student Loan Rev. Ref. Bonds, Series 2015-B-1, 1.199% 2030[5,6]	9,813	9,491
State of Minnesota, Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042[6]	1,191	1,155
State of Minnesota, Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2013-A, 2.35% 2043[6]	1,281	1,254
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	285	292
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	1,235	1,349
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	8,885	9,552
State of Mississippi, Home Corp., Single-family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	345	370
State of Missouri, Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-A, 4.00% 2041	1,365	1,461
State of Missouri, Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	1,180	1,275
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	285	292
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	410	419
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,250	15,031
State of North Dakota, Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	3,140	3,427
State of Oklahoma, Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2012-A, 5.00% 2043	775	840
Territory of Puerto Rico, Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.939% 2029[5]	10,200	7,377
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, AMT, 4.00% 2041	4,205	4,554
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	625	662
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	1,225	1,287
State of Tennessee, Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2015-A, 3.50% 2045	1,755	1,877
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	795	853
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	3,800	4,138
State of Washington, Housing Fin. Commission, Single-family Program Bonds, Series 2014-1-N, 3.00% 2037	585	605
State of Washington, Housing Fin. Commission, Single-family Program Rev. Ref. Bonds, Series 2013-1-N, 3.00% 2043	190	195
		142,499
Miscellaneous 0.14%
Other bonds & notes in initial period of acquisition		125,994
Total bonds, notes & other debt instruments (cost: $30,971,286,000)		32,144,478
Short-term securities 8.31%
Apple Inc. 0.43%–0.46% due 7/1/2016–8/8/2016[3]	232,300	232,267
CAFCO, LLC 0.42% due 7/22/2016[3]	39,200	39,191
Caterpillar Financial Services Corp. 0.40%–0.50% due 7/7/2016–7/27/2016	105,000	104,979
Chariot Funding, LLC 1.00% due 10/18/2016–1/17/2017[3]	50,000	49,809
Chevron Corp. 0.53%–0.82% due 8/26/2016–1/18/2017[3]	126,200	125,967
Ciesco LLC 0.57%–0.60% due 8/1/2016–8/25/2016	125,000	124,936
Citibank, N.A. 0.78% due 11/15/2016	75,000	75,013
American Balanced Fund — Page 29 of 31

unaudited
Short-term securities	Principal amount (000)	Value (000)
Coca-Cola Co. 0.57%–0.68% due 8/9/2016–12/6/2016[3]	$175,000	$174,699
ExxonMobil Corp. 0.39% due 7/14/2016	150,000	149,979
Fannie Mae 0.38% due 9/2/2016	100,000	99,947
Federal Farm Credit Banks 0.40%–0.56% due 7/1/2016–3/13/2017	275,000	274,469
Federal Home Loan Bank 0.28%–0.60% due 7/5/2016–2/6/2017	4,105,750	4,102,244
Freddie Mac 0.40%–0.46% due 7/13/2016–12/5/2016	655,400	654,850
GE Capital Treasury Services (U.S.) LLC 0.35% due 7/14/2016	110,900	110,885
John Deere Financial Inc. 0.43% due 7/19/2016[3]	65,000	64,985
Kimberly-Clark Corp. 0.40% due 7/21/2016[3]	25,000	24,994
Microsoft Corp. 0.41%–0.44% due 7/6/2016–9/14/2016[3]	292,600	292,459
PepsiCo Inc. 0.39%–0.42% due 7/7/2016–8/30/2016[3]	98,200	98,160
Pfizer Inc. 0.48%–0.67% due 9/12/2016–10/17/2016[3]	175,000	174,742
Private Export Funding Corp. 0.57% due 8/24/2016[3]	61,000	60,959
Qualcomm Inc. 0.45%–0.49% due 7/20/2016–8/3/2016[3]	92,500	92,475
U.S. Treasury Bills 0.36%–0.47% due 8/25/2016–12/8/2016	382,300	381,997
United Parcel Service Inc. 0.60% due 12/1/2016[3]	50,000	49,848
Wal-Mart Stores, Inc. 0.39% due 7/5/2016[3]	70,000	69,997
Wells Fargo Bank, N.A. 0.86%–0.90% due 11/4/2016–12/5/2016	200,000	200,066
Total short-term securities (cost: $7,828,770,000)		7,829,917
Total investment securities 100.62% (cost: $75,365,487,000)		94,780,930
Other assets less liabilities (0.62)%		(582,431)
Net assets 100.00%		$94,198,499
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $1,096,691,000, which represented 1.16% of the net assets of the fund. This amount includes $953,034,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,671,543,000, which represented 4.96% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Purchased on a TBA basis.

Key to abbreviations
ADR = American Depositary Receipts	Dev. = Development	G.O. = General Obligation
Agcy. = Agency	Dist. = District	Ref. = Refunding
AMT = Alternative Minimum Tax	Econ. = Economic	Rev. = Revenue
Auth. = Authority	Facs. = Facilities	TBA = To be announced
Dept. = Department	Fin. = Finance
American Balanced Fund — Page 30 of 31

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-011-0816O-S54145	American Balanced Fund — Page 31 of 31

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: August 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: August 31, 2016

By /s/ Kimberley H. Monasterio
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: August 31, 2016